Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	Qihoo 360 Technology Co Ltd
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Central Index Key	0001508913
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec 31, 2012
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	123,472,524
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	60,684,573

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 380,664	$ 343,731
Restricted cash	1,905	0
Trading securities	179	231
Accounts receivable (net of allowance for doubtful accounts of $68 and $213 as of December 31, 2011 and 2012, respectively)	23,591	16,741
Prepaid expenses and other current assets	26,802	12,808
Deferred tax assets - current	2,131	858
Total current assets	435,272	374,369
Property and equipment, net	126,035	16,665
Land use rights, net	73,645	0
Acquired intangible assets, net	12,310	7,854
Goodwill	4,628	4,580
Long-term investments	27,559	15,561
Other noncurrent assets	9,335	4,415
Deferred tax assets - noncurrent	745	514
Total assets	689,529	423,958
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $5,872 and $7,109 as of December 31, 2011 and 2012, respectively)	7,109	5,872
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $7,984 and $41,488 as of December 31, 2011 and 2012, respectively)	168,546	19,802
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $9,831 and $17,520 as of December 31, 2011 and 2012, respectively)	21,049	12,089
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,025 and $148 as of December 31, 2011 and 2012, respectively)	148	1,025
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $3,635 and $2,710 as of December 31, 2011 and 2012, respectively)	6,862	7,312
Current portion of long-term payable (including current portion of long-term payable of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $460 and $nil as of December 31, 2011 and 2012, respectively)	0	460
Total current liabilities	203,714	46,560
Deferred tax liabilities	790	507
Deferred revenue-noncurrent (including deferred revenue-noncurrent of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $1,589 and $3,242 as of December 31, 2011 and 2012, respectively)	6,762	5,113
Other noncurrent liabilities (including other noncurrent liabilities of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $286 and $nil as of December 31, 2011 and 2012, respectively)	0	286
Total liabilities	211,266	52,466
Commitments and contingencies (Note 21)
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	16,075	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	32,061	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
Noncontrolling interest	167	639
TOTAL EQUITY	478,263	371,492
TOTAL LIABILITIES AND EQUITY	689,529	423,958
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 61	$ 70

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 213	$ 68
Accounts payable	7,109	5,872
Accrued expenses and other current liabilities	168,546	19,802
Deferred revenue-current	21,049	12,089
Amount due to related parties	148	1,025
Income tax payable	6,862	7,312
Current portion of long-term payable	0	460
Deferred revenue-noncurrent	6,762	5,113
Other noncurrent liabilities	0	286
Ordinary shares, Par Value	$ 0.001	$ 0.001
Ordinary shares, Shares Authorized	500,000,000	500,000,000
Common Class A [Member]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Common Class B [Member]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	7,109	5,872
Accrued expenses and other current liabilities	41,488	7,984
Deferred revenue-current	17,520	9,831
Amount due to related parties	148	1,025
Income tax payable	2,710	3,635
Current portion of long-term payable	460	0
Deferred revenue-noncurrent	3,242	1,589
Other noncurrent liabilities	$ 0	$ 286

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Internet services	$ 328,882	$ 166,961	$ 53,790
Sale of third party anti-virus software	150	890	3,875
Total revenues	329,032	167,851	57,665
Cost of revenues:
Internet services	32,762	18,680	5,566
Sale of third party anti-virus software	40	238	1,185
Total cost of revenues	32,802	18,918	6,751
Subsidy income	2,570	151	266
Operating expenses:
Selling and marketing	58,178	46,836	12,603
General and administrative	34,295	19,054	5,051
Product development	156,269	64,962	24,505
Impairment loss on intangible assets	1,348	87	0
Total operating expenses	250,090	130,939	42,159
Income from operations	48,710	18,145	9,021
Interest income	6,715	2,541	317
Other (expense) income	1,243	(3)	(60)
Exchange (loss) gain	49	6,294	(267)
Impairment loss on long-term investments	(2,302)	(902)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Gain on disposal of long-term investments and a subsidiary	8,332	0	0
Income before income tax expense and loss from equity method investments	62,695	25,855	9,011
Income tax expense	(11,379)	(10,874)	(463)
Loss from equity method investments	(4,845)	(437)	(57)
Net income	46,471	14,544	8,491
Add: Net loss attributable to noncontrolling interest	275	1,059	17
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Net income per share-basic (in dollars per share)	$ 0.26	$ 0.1	$ 0.05
Net income per share-diluted (in dollars per share)	$ 0.25	$ 0.09	$ 0.05
Weighted average shares used in calculating net income per share-basic (in shares)	176,442,866	149,068,287	71,350,571
Weighted average shares used in calculating net income per share-diluted (in shares)	183,623,235	172,992,515	71,350,571
Cost of revenues [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	4	16	0
Selling and marketing [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	21,260	31,455	524
General and administrative [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	8,365	4,549	337
Product development [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	20,976	11,969	3,145
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	203	1,855
Accretion of convertible participating redeemable preferred shares	0	203	815
Net income per share-basic (in dollars per share)		$ 0.02	$ 0.06
Weighted average shares used in calculating net income per share-basic (in shares)	0	8,356,247	32,603,760
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	313	2,156
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Net income per share-basic (in dollars per share)		$ 0.03	$ 0.06
Weighted average shares used in calculating net income per share-basic (in shares)	0	9,755,085	37,878,789
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	255	978
Accretion of convertible participating redeemable preferred shares	$ 0	$ 255	$ 978
Net income per share-basic (in dollars per share)		$ 0.12	$ 0.13
Weighted average shares used in calculating net income per share-basic (in shares)	0	2,057,209	7,659,818

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 46,471	$ 14,544	$ 8,491
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,849	3,278	1,330
Other comprehensive income	2,849	3,278	1,330
Comprehensive income	49,320	17,822	9,821
Add: Comprehensive loss attributable to noncontrolling interest	277	1,027	12
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	$ 49,597	$ 18,849	$ 9,833

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series A Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series B Preferred Stock [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] Series C Preferred Stock [Member]	Ordinary shares [Member]	Shares to be issued [Member]	Additional Paid-in Capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	(Accumulated deficit) retained earnings [Member]	(Accumulated deficit) retained earnings [Member] Series A Preferred Stock [Member]	(Accumulated deficit) retained earnings [Member] Series B Preferred Stock [Member]	(Accumulated deficit) retained earnings [Member] Series C Preferred Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance, Amount at Dec. 31, 2009	$ (8,581)				$ (8,581)				$ 65	$ 3,558	$ 5,011	$ 84	$ 1,692	$ (18,991)				$ 0
Beginning Balance, Shares (in shares) at Dec. 31, 2009									65,339,960	2,703,236
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									5,642,720	(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount									6	(3,183)	3,177
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	0								578,060	(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount									1	(375)	374
Share-based compensation	4,006				4,006						4,006
Accretion of convertible participating redeemable preferred shares		(815)	(1,250)	(978)		(815)	(1,250)	(978)							(815)	(1,250)	(978)
Conversion of participating redeemable preferred shares to ordinary shares, Amount	0
Provision for statutory reserves												80		(80)
Noncontrolling interest for establishments of subsidiaries	519																	519
Net income	8,491				8,508									8,508				(17)
Foreign currency translation adjustments	1,330				1,325								1,325					5
Ending Balance, Amount at Dec. 31, 2010	2,722				2,215				72		12,568	164	3,017	(13,606)				507
Ending Balance, Shares (in shares) at Dec. 31, 2010									71,560,740
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									3,059,779
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount	3				3				3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	31,172								31,172
Issuance of ordinary shares in connection with exercise of share options, Amount	48				48						48
Share-based compensation	47,989				47,989						47,989
Accretion of convertible participating redeemable preferred shares		(203)	(313)	(255)		(203)	(313)	(255)							(203)	(313)	(255)
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763	231,549				231,549				26		231,523
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount	70,971				70,971				78		70,893
Provision for statutory reserves												5,503		(5,503)
Noncontrolling interest for establishments of subsidiaries	1,548																	1,548
Disposal of noncontrolling interest in subsidiaries	(389)																	(389)
Net income	14,544				15,603									15,603				(1,059)
Foreign currency translation adjustments	3,278				3,246								3,246					32
Ending Balance, Amount at Dec. 31, 2011	371,492				370,853				179		363,021	5,667	6,263	(4,277)				639
Ending Balance, Shares (in shares) at Dec. 31, 2011									179,029,251
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)									3,512,394
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount	3				3				3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)	1,615,452								1,615,452
Issuance of ordinary shares in connection with exercise of share options, Amount	6,965				6,965				2		6,963
Share-based compensation	50,605				50,605						50,605
Accretion of convertible participating redeemable preferred shares		0	0	0
Conversion of participating redeemable preferred shares to ordinary shares, Amount	0
Provision for statutory reserves												10,408		(10,408)
Noncontrolling interest for establishments of subsidiaries	422																	422
Disposal of noncontrolling interest in subsidiaries	(544)				73						73							(617)
Net income	46,471				46,746									46,746				(275)
Foreign currency translation adjustments	2,849				2,851								2,851					(2)
Ending Balance, Amount at Dec. 31, 2012	$ 478,263				$ 478,096				$ 184		$ 420,662	$ 16,075	$ 9,114	$ 32,061				$ 167
Ending Balance, Shares (in shares) at Dec. 31, 2012									184,157,097

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements of Changes in Equity and Comprehensive Income [Abstract]
Offering Costs	$ 2,763

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 46,471	$ 14,544	$ 8,491
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Depreciation and amortization	16,457	4,227	1,344
Amortization of land use rights	140	0	0
Gain on disposal of property and equipment	(838)	0	0
Gain on disposal of a subsidiary	(3,566)	0
Gain on disposal of long-term investments	(4,766)	0
(Reversal) provision of allowance for doubtful accounts	454	51	(32)
Loss from impairment of intangible assets	1,348	87	0
Loss on equity method investments	4,845	437	57
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	2,302	902	0
Changes in operating assets and liabilities:
Accounts receivable	(6,765)	(8,066)	1,100
Prepaid expenses and other current assets	(8,404)	(8,684)	(1,144)
Payment for land use rights	(14,102)	0	0
Deferred taxes	(1,204)	(315)	60
Other noncurrent assets	392	(4,077)	(195)
Accounts payable	1,164	4,603	670
Accrued expenses and other current liabilities	23,274	11,554	2,858
Deferred revenue	10,354	10,744	2,824
Amount due to related parties	83	964	0
Income tax payable	(508)	7,123	86
Net cash provided by operating activities	117,788	82,303	20,125
Cash flows from investing activities:
Restricted cash	(1,902)	0	0
Purchase of property and equipment	(68,796)	(16,320)	(2,826)
Purchase of intangible assets	(5,073)	(1,457)	(1,203)
Net cash (paid for) acquired from business acquisition	258	(487)	(2,619)
Purchase of other assets	(459)	(1,571)	(1,039)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(8,023)	(7,599)	(146)
Capital contribution for equity method investments	(16,218)	(6,926)	(1,220)
Cash collected from disposal of long-term investments and a subsidiary	13,847	0	0
Proceeds from disposal of property and equipment	2,126	0	0
Dividends received from a cost method investee	313	0	0
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,611)	(44)
Capital contribution from noncontrolling interest shareholders	36	1,559	0
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,986	233,280	20,253
Effect of exchange rate on cash and cash equivalents	1,086	2,454	1,036
Net increase in cash and cash equivalents	36,933	283,226	32,361
Cash and cash equivalents at beginning of year	343,731	60,505	28,144
Cash and cash equivalents at end of year	380,664	343,731	60,505
Supplemental disclosure of cash flow information:
Income tax paid	12,578	3,699	317
Supplemental schedule of non-cash activities:
Conversion of participating redeemable preferred shares to ordinary shares	0	70,971	0
Payable for purchasing land use rights, plant, property and equipment and intangible assets	125,760	915	271
Accrued and deferred IPO costs	0	108	515
Nonmonetary transaction (Note 8(v))	$ 0	$ 2,100	$ 0

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Qihoo 360 Technology Co. Ltd. (the "Company" or "Qihoo 360", formerly known as Qihoo Technology Company Limited), incorporated in the Cayman Islands in June 2005, with its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively referred to the "Group") is primarily involved in the operations of internet services in the People's Republic of China (the "PRC"). Prior to April 2012, the Group also involved in sales of third party anti-virus software in the PRC and such operation was diminished after the expiry of the agreement with the third-party developer in April 2012.

As of December 31, 2012, details of the Company's subsidiaries, its VIEs and VIEs' subsidiaries are as follows:

	Place of	Later of	Percentage of
	establishment/	acquisition/	economic
	incorporation	incorporation	ownership

Subsidiaries
Qizhi Software (Beijing) Co., Ltd. ("Qizhi Software")	PRC	December 28, 2005	100%
Tianjin Qisi Technology Co., Ltd. ("Tianjin Qisi")	PRC	September 15, 2011	100%
Beijing Qichuang Yousheng Keji Co., Ltd (“QCYS”)	PRC	July 24, 2012	100%
Qifei Xiangyi (Beijing) Software Co., Ltd (“QFXY)	PRC	August 17, 2012	100%
Qiji International Development Limited ("Qiji International")	HK	November 1, 2010	100%
Qifei International Development Co. Limited ("Qifei International")	HK	November 2, 2010	100%
360 International Development Co. Limited ("360 International")	HK	November 2, 2010	100%

VIEs
Beijing 3G3W Science & Technology Co., Ltd. ("3G")	PRC	December 28, 2005	100%
Beijing Qibu Tianxia Technology Co., Ltd. ("QBTX")	PRC	November 28, 2006	100%
Beijing Qihu Technology Co., Ltd. ("Beijing Qihu")	PRC	August 13, 2007	100%
Qihoo 360 Software (Beijing) Co., Ltd. ("QH360")	PRC	May 4, 2009	100%
Shanghai Qitai Network Technology Co., Ltd. ("Shanghai Qitai")	PRC	September 2, 2009	100%
Beijing Star World Technology Co., Ltd. ("Beijing Star World")	PRC	October 12, 2009	100%
Chengdu Qiying Technology Co., Ltd. ("CDQY")	PRC	December 17, 2009	100%
Qihoo Ceteng Technology Co., Ltd. ("Ceteng ")	PRC	April 28, 2011	100%
Shanghai JN Technology Co., Ltd. ("Shanghai JN ")	PRC	August 5, 2011	100%
Shanghai Yizhitang Information Service Co., Ltd. ("YZT")	PRC	December 1, 2011	100%
360 Youjiu (Beijing) Technology Co., Ltd. (“360 Youjiu”)	PRC	March 12, 2012	77.78%
Shanghai Qihu Technology Co., Ltd. (“Shanghai QH”)	PRC	April 26, 2012	100%
Sanya Qijun Technology Co., Ltd. (“SYQJ”)	PRC	September 25, 2012	100%

VIEs' Subsidiaries
Beijing Yuan Tu Technology Co., Ltd. ("Yuan Tu")	PRC	December 28, 2010	70%
Shanghai Juliu Software Technology Co., Ltd. (“SHJL”)	PRC	July 11, 2012	60%
Beijing Jueying Telecommunication Technology Co., Ltd. (“BJJY”)	PRC	August 31, 2012	100%
Beijing Qifutong Technology Co., Ltd. (“QFT”)	PRC	October 25, 2012	100%
Beijing Chuxun Technology Co., Ltd. (“BJCX”)	PRC	December 17, 2012	70%
Beijing Wanbokesi Information Technology Co., Ltd. (“WBKS”)	PRC	December 24, 2012	100%

History of the Group and corporate reorganization

Qizhi Software, a wholly foreign owned subsidiary in PRC, entered into a series of contractual arrangements with 3G, QBTX, Beijing Qihu, QH360, Shanghai Qitai, Beijing Star World, CDQY, Ceteng, Shanghai JN, YZT, 360 Youjiu, Shanghai QH and SYQJ (collectively the "VIEs") in January 2006, November 2006, August 2007, May 2009, September 2009, October 2009, December 2009, April 2011, and August 2011, November 2012, February 2012, May 2012 and September 2012, respectively. (See below for a description of the VIE arrangements under which the Company, or its subsidiaries, is the primary beneficiary of its consolidated VIEs and their subsidiaries).

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company conducts substantially the majority of its business through the VIEs and their subsidiaries. To provide the Company the expected residual returns of the VIEs and their subsidiaries, Qizhi Software has entered into the following contractual arrangements with the VIEs and their shareholders that enable the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the equity disposition agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the equity disposition agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which the consent from the shareholders of the VIEs is not required. The Company's rights under the equity disposition agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIEs' economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The series of contractual arrangements are summarized as follows:

Business Operation Agreements

Under the Business Operation Agreements, the registered shareholders of VIEs and the VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without Qizhi Software's prior written consent. In addition, directors, general managers, financial controllers or other senior managers of VIEs must be Qizhi Software's nominees appointed by the registered shareholders of the VIEs. Each business operation agreement has a term of ten years and is renewable at Qizhi Software's sole discretion.

Technology Consulting and Services Agreements

Under the Technology Consulting and Services Agreements, Qizhi Software agreed to provide the VIEs with technology support and consulting services. VIEs agreed to pay certain percentage of its revenue as service fees to Qizhi Software. The service fees are subject to adjustment by Qizhi Software. The agreements have a term of three to ten years unless terminated upon both parties’ agreement. The agreement may be renewed upon Qizhi Software’s approval and the renewed term will be based on agreement of both parties.

Equity Disposition Agreements

The agreements granted Qizhi Software or its designated person exclusive options to purchase, when and to the extent permitted under PRC law, any part or all of the equity interests in the VIEs. The exercise price for the options to purchase all of the equity interests is the minimum amount of consideration permissible under the then applicable PRC law. The agreements have an initial term of ten years and are renewable at Qizhi Software's sole discretion. Under the equity disposition agreements, the registered shareholders of the VIEs may sell the pledged shares to the Company at a nominal price to pay off the loans. The Company absorbs losses of the VIEs, and is exposed to the risk of losses from the operation of the VIEs.

Loan Agreements

Under Loan Agreements between the Company and the registered shareholders of VIEs, the Company extended loans to the registered shareholders of VIEs for contributing registered capital to the VIEs in order to hold 100% of the equity interest in the VIEs. Each loan agreement has a term of ten years and is renewable upon both parties' agreement.

Equity Pledge Agreements

Under Qizhi Software's Equity Pledge Agreements with the VIEs and their respective registered shareholders, the registered shareholders of the VIEs pledged all of their respective equity interests in favor of Qizhi Software to secure VIEs' obligations under the Equity Disposition Agreements and Business Operation Agreements described above. If any of the VIEs breaches any of their respective contractual obligations under these agreements seriously, Qizhi Software, as pledgee, will be entitled to dispose the pledged equity interests. The registered shareholders of VIEs agreed not to dispose of, or otherwise create any new encumbrance on their respective equity interests in the VIEs, and not to approve the VIEs to merge with other entities or reorganize in any other forms, without Qizhi Software's prior written consent. Unless terminated at Qizhi Software's sole discretion, each equity pledge agreement has a term of ten years and is renewable at Qizhi Software's sole discretion, similar to the term of Equity Disposition Agreements and Business Operation Agreements.

Power of Attorney

Each registered shareholder of VIEs, has executed a power of attorney appointing Qizhi Software to be his or her attorneys, and irrevocably authorizing Qizhi Software to vote on his or her behalf on all of the matters concerning the VIEs, that may require shareholders' approval. The term of power of attorney is ten years. The Power of Attorney can be renewed at Qizhi Software’s sole discretion.

Spousal Consent

Under the Spousal Consent letters, the spouse of each married registered shareholder of VIEs has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of the VIEs owned by such shareholder will be disposed of only in accordance with the applicable Equity Disposition Agreement, Equity Pledge Agreement, Loan Agreement and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

As a result of the contractual arrangements described above, Qizhi Software has the power to direct the activities of the VIEs that most significantly affect the entity's economic performance, bears the economic risks and receives the economic benefits of the VIEs, and is the primary beneficiary of the VIEs. Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of acquisition and incorporation.

Risks in relation to the VIE structure

The Company believes that Qizhi Software's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

▪	revoke the Group's business and operating licenses
▪	require the Group to discontinue or restrict the Group's operations
▪	restrict the Group's right to collect revenues,
▪	block the Group's websites,
▪	require the Group to restructure the Group's operations,
▪	impose additional conditions or requirements with which the Group may not be able to comply
▪	impose restrictions on the Group's business operations or on the Group's customers or take other regulatory or enforcement actions against the Group that could be harmful to the Group's business.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The shareholders of the VIEs are directors or officers of the Company. Most of them are also shareholders of the Company. Therefore they have no current interest in seeking to act contrary to the contractual arrangements. The interests of the VIEs' shareholders may differ from the interests of the Company as a whole. The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as the beneficial owners and directors or officers of the VIEs, on the one hand, and as beneficial owners and directors or officers of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the equity disposition agreements provide the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the VIEs' shareholders, as directors and officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs' shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

To further protect the investors' interest from any risk that the shareholders of the VIEs may act contrary to the contractual arrangements, the Company, through Qizhi Software, entered into irrevocable powers of attorney with the registered shareholders of the VIEs. Through these powers of attorney, the shareholders of the VIEs entrusted Qizhi Software as its proxy to exercise its rights as the shareholders of the VIEs with respect to an aggregate of 100% of the equity interests in the VIEs. The term of power of attorney is ten years. The power of attorney can be renewed at Qizhi Software’s sole discretion.

The following consolidated financial statement balances and amounts of the Group's VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended:

		December 31,
		2011	2012

Total current assets		$59,800	$94,689
Total noncurrent assets		35,627	89,202

Total assets		95,427	183,891

Total current liabilities		28,807	68,975
Total noncurrent liabilities		1,880	3,613

Total liabilities		$30,687	$72,588

	Year ended December 31,
	2010	2011	2012

Revenues	$48,967	$160,613	$303,200
Net income	$15,220	$78,494	$150,408

	Year ended December 31,
	2010	2011	2012

Net cash provided by operating activities	$9,975	$56,621	$75,983
Net cash used in investing activities	(5,477)	(32,367)	(50,951)
Net cash provided by financing activities	-	1,545	36

	$4,498	$25,799	$25,068

The VIEs contributed an aggregate of 84.9%, 95.7% and 92.1% of the consolidated revenues for the year ended December 31, 2010, 2011 and 2012, respectively. The Group's operations not conducted through contractual arrangements with the VIEs primarily consist of its advertisement agency service and technology support service. As of the years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 22.5% and 26.7%, respectively, of the consolidated total assets, and 58.5% and 34.4%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalent, account receivables, property and equipment, and land use rights. There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 25 for disclosure of restricted net assets.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, valuations of acquired intangible assets, share-based compensation, valuation allowances for deferred tax assets, impairment of long-term investments, impairment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets as well as goodwill impairment assessment.

Fair value measurements

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
·	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
·	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the long-term investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. Allowance for doubtful accounts reflect the Group's best estimate of probable losses inherent in the accounts receivable balances. The Group regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay.

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Land use rights, net

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use rights.

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 10 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
License of service provider	8 years

As of December 31, 2011 and 2012, the carrying values of these intangible assets with definite useful lives are $5,497 and $11,140, respectively.

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. Certain domain names, trademarks and business license resulting from the acquisitions of business are determined to have indefinite lives. As of December 31, 2011 and 2012, the carrying values of these intangible assets with indefinite lives are $2,357 and $1,170, respectively.

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, $87 and $1,151, respectively, of impairment losses on identifiable intangible assets with determinable useful lives. The related intangible assets are impaired in full when impairment indicators are noted.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, nil and $197, respectively, of impairment losses on its indefinite-lived intangible assets.

Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012, respectively, on these equity method investments based on their fair value which would be minimal.

Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 in 2010, 2011 and 2012, respectively.

Revenue recognition

The Group generates its revenue through internet services and sales of third party anti-virus software. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue includes online advertising, internet value-added services and other services.

(1)	Online advertising

The Group provides links to third-party websites or online applications on its platform products (such as Personal Start-up Page). The Group has two general pricing models for advertising links: cost over a time period and cost for performance basis. Under both models, the Group charges fees to its customers directly or indirectly determined based on the effectiveness of advertising links, which is typically measured by active users, clicks, transactions and other actions originated from the 360 Personal Start-up Page. Additionally, fees are determined based on the industry of the customer and the location of the advertising link. For advertising contracts that are charged on the cost over a time period, the Group recognizes revenue ratably over the period the advertising is provided. For contracts that are charged on the cost for performance, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group also directs search traffic to search engines such as Google through its default search boxes on the Group's 360 Browsers and its default home page, 360 Personal Start-up Page. The Group receives a pre-determined fee from search engine companies based on the number of searches originated from the search boxes in 360 Browsers and 360 Personal Start-up Page, subject to a pre-determined limit, from search engine companies. The revenue is estimated by the Group based on its traffic data, which is confirmed subsequently with the search engine companies. Since the Group launched its own search engine in August 2012, revenue from search referral service has become insignificant.

The Group occasionally engages in nonmonetary transactions to allow certain third parties to bundle the Group's security products with third parties' software products, or to grant the third parties the right to provide links to the Group's free security products on the third parties' websites in exchange for more downloads of its security products. The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity's own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction. In 2011, the Group engaged in one nonmonetary transaction for which the fair value was determinable (see details in Note 8(v)). Other than this transaction, for the years ended December 31, 2010, 2011 and 2012, the Group engaged in nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized.

(2)	Internet value-added services

The Group's internet value-added services include offering games developed by third parties, offering remote technical support to paying users, and providing other internet value-added services on the Group's platforms.

Games - The Group provides game services and generates revenue from selling in-game currency, which will be later used by game players to purchase in-game virtual items. The Group’s game portfolio includes web games, client-based games and mobile games. All of the games are developed by third-party game developers and can be accessed and played by game players directly through the Group’s game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game.

Remote technical support - The Group provides live technical assistance on a broad range of computer issues relating to security and performance optimization through remote access to users' computers. The Group generally charges fees on a per case basis for this service and also provides monthly and annual subscriptions. For services charged on a per case basis, the Group recognizes revenue when the service is provided. For monthly and annual subscriptions, the Group recognizes revenue ratably over the life of the subscription. In May 2012, the Group offers remote technical support services for free and refunds prepaid fees to users.

Other internet value-added services – The Group acts as an agent for providing online distribution services and payment collection services on behalf of third-parties, such as online distribution of lottery, collection payment for mobile charges, e-books and etc. The Group provides payment collection services mainly through third-party professional payment and settlement institutions. The Group generally charges commission as a percentage of the gross proceeds or collection amount, and the revenue is estimated by the Group based on its internal system, which is confirmed with the respective cooperators.

Sales of third party anti-virus software

The Group purchases software, such as anti-virus software, from third-party software developers for online distribution to users. The Group recognizes revenue when the activation code of the software is delivered. The Group evaluates its software sales contracts to determine whether to recognize revenues on a gross basis or net of costs of obtaining the associated software. The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the sales. In April 2012, after an agreement with a third-party developer was expired, the Group's sales of third party anti-virus software has been insignificant.

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction as described in Note 8(v), and deferred subsidy income. The unused cash balances remaining in customers or users' accounts are recorded as a liability. Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Cost of revenues primarily consists of business tax, value added tax ("VAT") and related surcharges, payment collection costs, salaries and benefits, bandwidth costs, depreciation of equipment and revenue sharing to third party partners.

Business tax and related surcharges by various Chinese local tax authorities are incurred at rates ranging from 3.39% to 8.70% on revenue generated from providing services.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing and Tianjin in September and December 2012, respectively. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 3.36% to 6.78% on revenue generated from providing services which were previously subject to business tax.

Business tax and VAT included in revenues and cost of revenues for the years ended December 31, 2010, 2011 and 2012 were $2,938, $9,078 and $18,434, respectively.

Product development expenses

The product development expenses primarily consist of the research and development expenses and expenses incurred for strengthening the existing products. Product development primarily focused on the development and enhancement of security products, cloud-based services, search engine related products, mobile internet products and other internet products and services.

Product development expenses include personnel-related expenses, bandwidth, license and technical service fees, depreciation of property and equipment and amortization of acquired intangible assets. The Group expenses product development costs as incurred.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs of $9,114, $7,843 and $21,082 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income when the project is inspected and confirmed by the government, or it is not subject to future return or reimbursement. The Group recognized subsidy income of $266, $151 and $2,570 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two-class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares. Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in its local currency, the Renminbi ("RMB") which is the functional currency of these entities. The financial records of the Company's subsidiaries located in Hong Kong are maintained in U.S. dollar which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income of the Group includes the cumulative foreign currency translation adjustments and net income for the year. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes or Binomial-Model option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain certain necessary employees to support its growth; risks associated with the Group's ability to keep and increase the user base; risks associated with the Group's growth strategies and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers. The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues are as follow:

	For the year ended December 31,
	2010	2011	2012

Customer
A	21%	10%	5%
B	6%	11%	10%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2011	2012

Customer
A	10%	-
B	24%	29%
C	8%	12%

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

·	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ''more likely than not'' that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting standards not yet adopted

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
·	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which will not have a significant impact on its financial condition or results of operations.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition [Abstract]
Acquisition
3.	ACQUISITIONS

(1)	Acquisition of internet service business

On August 26, 2010, the Group made an investment of $772, representing 35% ownership, to form a new internet service company, Investee D, with an independent third party. The investment was accounted for as equity method investment since the Group has significant influence over the new company. On June 1, 2011, the Group acquired the remaining 65% equity interest from the third-party shareholders for a cash consideration of $618. The acquisition provided synergies with the existing business. At the acquisition date, the fair value of the 35% equity investment was valued at $1,056 by the management with the assistance of an independent valuation firm. The difference of $342 between the fair value of the 35% equity interest and its book value was recorded as loss from equity method investments. The $618 cash consideration was paid during 2011.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $618 was allocated as follows:

US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

(2)	Acquisition of internet service business - continued

On June 24, 2011, the Group acquired an anti-virus business from the third-party shareholders for a cash consideration of $491, which was paid during 2011. The acquisition provided synergies with the existing business.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $491 was allocated as follows:

US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the two acquisitions described above, as if these acquisitions had occurred as of January 1, 2010. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Since the acquired businesses have been fully integrated into the Group's current business after the acquisitions, it is impracticable to disclose separately their standalone revenue and earnings after the acquisition.

(3)	Acquisition of software development business

During 2012, the Group acquired the 65% remaining equity interest in one of its equity method investees with cash consideration of $312. The acquisition provided synergies with the existing business. $185 cash consideration was paid during 2012 and the remaining will be paid in 2013. As of acquisition date, $443 cash was acquired from this acquisition.

Disposal of a Subsidiary	12 Months Ended
Dec. 31, 2012
Disposal of a Subsidiary [Abstract]
Disposal of a Subsidiary
4.	DISPOSAL OF A SUBSIDIARY

In January 10, 2012, the Group sold its entire 53.5% equity interest of Shanghai Yiyi Digital Technology Co., Ltd. ("Shanghai Yiyi") to Shanghai Yiyi’s noncontrolling interest shareholders for a cash consideration of $4,207. The Group recognized a gain from the disposal with an amount of $3,566.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash [Abstract]
Restricted Cash
5.	RESTRICTED CASH

Restricted cash consists of the following:

(i) $1,605 reserved in an escrow account for registration of a new VIE’s wholly owned subsidiary. The deposited balance is included in the Group’s bank balance until the registration of the new company is completed. In March 2013, the new company completed legal process of registration and the restriction was removed.

(ii) $300 reserved in an escrow account to guarantee the application for operation right from an international internet organization. The deposit can be withdrawn if the application for the right of operation fails, or after the authorized operation period expires.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable
6.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2011	2012

Accounts receivable	$16,809	$23,804
Allowance for doubtful accounts	(68)	(213)
Accounts receivable, net	$16,741	$23,591

Movement of allowance for doubtful accounts is as follows:

	2010	2011	2012

Balance at beginning of year	$51	$14	$68
(Reversal of) charge to expenses	(32)	51	154
Write offs during the year	(4)	-	(10)
Exchange rate differences	(1)	3	1
Balance at end of year	$14	$68	$213

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2011	2012

Prepaid rental	$907	$338
Rental and other deposits	458	995
Prepaid license and technical service fee	1,424	1,260
Prepaid principal for investments (i)	1,168	1,003
VAT Input for purchasing fixed assets	-	7,895
Prepayment to service providers (ii)	1,257	1,718
Bridge loans (iii)	1,209	593
Guarantee loan to employees related to
exercise of share options (iv)	894	753
Receivable of exercise cost of share options (v)	30	4,907
Interest receivable	955	1,086
Prepayment for technology purchase and research
project to a third party individual	715	-
Advance to suppler for purchase of property and equipment	463	1,115
Loan to employees (vi)	137	428
Reimbursements receivable from ADS
depositary service(vii)	-	1,456
Others	3,191	3,255
Total	$12,808	$26,802

(i)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(ii)	Amount represents the advance payments made on behalf of the end users to the service providers in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.

(iii)	The Group provided unsecured interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties.

(iv)	Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.

(v)	The Group's employees exercised their stock options for the purchase of the Company's shares through a trading institution. The balance of $4,907 represents the exercise cost to be received by the Group from the trading institution. The balance was received in January 2013.

(vi)	The loans were interest-free with repayment period from six months to one year. Such loans are guaranteed by options and nonvested shares that the Company granted to those employees.

(vii)	The Bank of New York Mellon provides ADS depository services to the Company and reimburses partial service fees to the Company according to the service agreement. The balance represents the receivable from the bank.

Long-term Investments	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
Long-term Investments
8.	LONG-TERM INVESTMENTS

	December 31,
	2011	2012

Cost method investments:
An internet service company, Investee E (i)	$5,500	$3,191
An internet service company, Investee F (ii)	-	1,500
An internet service company, Investee G (ii)	-	1,575
An internet service company, Investee H (iii)	929	1,379
Others (viii)	2,424	6,344
Less: impairment loss on long-term investments (iv)	(666)	(1,427)
Cost method investments, net	$8,187	$12,562
Equity method investments:
An internet security company, Investee I (v)	1,958	1,761
A web game company, Investee J (vi)	1,547	1,300
An internet security company, Investee K (vii)	-	1,891
Others (viii)	4,105	11,586
Less: impairment loss on long-term investments (iv)	(236)	(1,541)
Equity method investments, net	7,374	14,997
Total	$15,561	$27,559

(i)	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.

(ii)	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.

(iii)	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.

(iv)	An impairment charge is recorded if the carrying amount of the equity method investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012 on these equity method investments based on their fair value which would be minimal.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 million in 2010, 2011 and 2012, respectively for certain cost method investments as their financial positions and performance of these investee companies are deteriorating and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group estimated the fair values of these investee companies would be minimal.

(v)	In November 2011, the Group entered into a nonmonetary transaction with the Investee I. The Group provides the license for using the Group's certain technology licenses to Investee I in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee I. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten year contract period. In June 2012, the Group made an additional investment in Investee I for an aggregate price of $2,140 in cash to avoiding dilution in its series B financing. The Group recognized $142 and $2,337 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.

(vi)	In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee J, with independent third parties. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee J. The Group recognized $25 and $247 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.

(vii)	In April 2012, the Group entered into a share purchase agreement with Investee K to purchase its 20% ordinary shares for an aggregate purchase price of $2,006. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee K. The Group recognized $115 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.

(viii)	As of December 31, 2011, the Group had 18 investments mainly in internet technology industry with equity interest from 1.5% to 40%. In 2012, the Group made 37 new investments other than the above 7 investments with initial considerations less than $1,000, which are specialized in mobile internet business, game development and security business with the equity interest ranging from 5% to 40%. The Group used cost method of accounting to account for the investments with equity interest below 20% when the Group does not have the ability to exercise significant influence, and used the equity method of accounting to account for the investments with equity interest between 20% and 50% when the Group has the ability to exercise significant influence but does not have controlling interest over the investments. During 2012, the Group sold two equity method investments and certain of its equity interests in two cost method investments and recognized a total gain of $4,766. No such transaction occurred in 2010 and 2011.

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Property and equipment, net
9.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Computer equipment and application software	$22,105	$81,023
Building (i)	671	45,050
Office building related facility and machines (i)	-	13,212
Furniture and vehicles	507	4,422
Leasehold improvements	1,336	1,038
	24,619	144,745
Less: Accumulated depreciation and amortization	7,954	18,710
Property and equipment, net	$16,665	$126,035

(i)	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. As of December 31, 2012, the Group completed the acquisition of one parcel of the building and capitalized the related building cost of $43,927 and the cost for the facilities of the building of $13,212. As of December 31, 2012, the other parcel of the building is still under construction.

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $781, $3,393 and $14,768, respectively.

Land Use Rights, Net	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net [Abstract]
Land Use Rights, Net
10.	LAND USE RIGHTS, NET

	December 31,
	2011	2012

Land use rights	$-	$73,785

Less: accumulated depreciation and amortization	-	140
Land use rights, net	$-	$73,645

In December 2012, the Group acquired land use rights associated with the newly acquired office building in Chaoyang District, Beijing, China (see Note 9 for detail). The certificate will expire as of December 8, 2056. The Group amortizes the cost of acquired land use rights on a straight-line basis over the remaining 44 years of useful life. Amortization expenses for land use rights totaled $140 for the year ended December 31, 2012. The Group is in the process of obtaining the certificate of the land use rights.

Future amortization expense is $1,677 per year for each of the next five years through December 31, 2017 and after.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
11.	ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the acquired intangible assets are as follows:

	December 31,
	2011	2012

Indefinite-lived:
Domain names	$757	$360
Trademarks	1,274	1,288
License of service provider	604	-
Definite-lived:
Domain names	836	2,426
Source code	1,752	1,754
Technology	4,579	6,999
Non-compete agreement	121	3,933
License of service provider	-	610
Trademarks	-	77
Total acquired intangible assets	9,923	17,447
Less: Accumulated amortization
Domain names	(64)	(423)
Source code	(572)	(821)
Technology	(1,009)	(1,872)
Non-compete agreement	(59)	(299)
Trademarks	-	(2)
Accumulated amortization	(1,704)	(3,417)
Less: Impairment loss
Domain names	(278)	(692)
Source code	(87)	(158)
Trademarks	-	(197)
Technology	-	(673)
Accumulated impairment loss	(365)	(1,720)
Acquired intangible assets, net	$7,854	$12,310

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $563, $834 and $1,689, respectively. Amortization expenses for the years ending December 31, 2013, 2014, 2015, 2016 and 2017 and after are expected to be $3,333, $2,927, $2,275, $816 and $1,789, respectively.

On December 31 of each year, the Group evaluated the remaining useful life of the intangible assets with indefinite lives to determine whether events and circumstances continue to support an indefinite useful life. At December 31, 2012, the Group determined that a license of service provider which was estimated to have indefinite live should have a life of eight years. The Group then estimated the fair value of this intangible asset at the time of change in useful live using discounted cash flow valuation methodology and determined that the asset was not impaired. After the change of the useful life, this intangible asset began to be amortized prospectively over its estimated remaining useful life.

The Group performs an impairment assessment on intangible assets with indefinite lives on December 31 of each year by comparing the fair value with its carrying value. The fair value of intangible assets with indefinite lives was estimated based on the discounted value of estimated future cash flows. Based on the assessment, the Group determined the excess in the carrying value of indefinite-lived intangible asset over its fair value and recognized an impairment loss of nil, nil and $197 for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible assets with determinable useful lives are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. The Group measures recoverability of these assets to be held and used as part of a cash generating unit by comparing the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If the assets are determined as impaired, the impairment will equal the amount by which the carrying value of the assets exceeds the fair value of the assets.

As a result of the impairment analysis, the Group recognized an impairment loss of nil, $87 and $1,151 for the year ended December 31, 2010, 2011 and 2012, respectively for intangible assets with determinable useful lives.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
12.	GOODWILL

	2011	2012

Beginning balance	$3,918	$4,580
Goodwill acquired in acquisitions of business	458	-
Exchange rate differences	204	48
Ending balance	4,580	4,628

The Group performs its annual impairment test for Goodwill on December 31 of each year. Based on the results of the impairment test, there was no impairment of goodwill during the years ended December 31, 2010, 2011 and 2012, respectively.

Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIBILITIES

	December 31,
	2011	2012

Payroll related payable	5,481	13,446
Amount due to employees (i)	4,605	29
Accrued marketing promotion expenses	1,658	6,102
Accrued bandwidth	1,378	9,052
Accrued professional service fee	1,346	3,145
Payable for purchasing land use rights and plant, property
and equipment and intangible assets	915	125,760
Accrued agent rebates and profit sharing cost	844	1,723
Accrued license and technical service fee	750	369
Consideration payable for investments
and acquisitions	498	414
Other tax payable	233	2,616
Deposits from E-commerce customers	1,083	1,376
Other current liabilities	1,011	4,514
Total	$19,802	$168,546

(i)	Amount represents cash received by the Group from the trading institution for selling ordinary shares on behalf of the employees, which will be paid to the employee subsequently.

Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Revenue
14.	DEFERRED REVENUE

	December 31,
	2011	2012

Deferred revenue - current:
Deferred revenue from customers (i)	$8,356	$14,915
Deferred revenue for system
development services (ii)	3,006	1,102
Deferred subsidy income (iii)	517	4,093
Deferred license fee (iv)	210	210
Deferred reimbursement of ADS
depositary service (v)	-	729
Total deferred revenue - current	$12,089	$21,049
Deferred revenue - noncurrent
Deferred license fee (iv)	$1,853	$1,654
Deferred revenue for system
development services (ii)	-	408
Deferred subsidy income (iii)	1,589	3,059
Deferred reimbursement of ADS
depositary service (v)	1,671	1,641
Total deferred revenue - noncurrent	$5,113	$6,762

(i)	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.

(ii)	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.

(iii)	The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 8(v).

(v)	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
15.	INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Qifei International, 360 International and Qiji International, incorporated in 2010, are subject to the unified tax rate of 16.5% in Hong Kong for the year ended December 31, 2011 and 2012. Under the Hong Kong tax laws, Qifei International, 360 International and Qiji International are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Group's PRC entities are subject to Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law ("the New EIT Law") became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("HNTE") is entitled to a tax rate of 15%.

On April 21, 2010, the State Administration of Taxation issued Circular 157 Further Clarification on Implementation of Preferential EIT Rate during Transition Periods ("Circular 157"). Circular 157 seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the New EIT Law. Prior to Circular 157, Qizhi Software interpreted the law to mean that if an HNTE entity was in a tax holiday period, including "2-year exemption plus 3-year half rate", "5-year exemption plus 5-year half rate" and other tax exemptions and reductions, where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the New EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either the lower of 15% or 50% of the standard PRC tax rate (i.e. currently 25%). Circular 157 is unclear as to whether its effect is retrospective but the Group's understanding is that the State Administration of Taxation has taken the position that the Circular applies only to tax years commencing from January 1, 2010. However, Qizhi Software confirmed with the relevant local tax district that entities that qualify for "3-year exemption plus 3-year half rate" tax holiday as HNTEs and which is registered in Experimental Area for Developing New-Technology Industries of Beijing, notwithstanding Circular 157, can still be subject to 7.5% EIT for the year ended December 31, 2010. As a consequence, Qizhi Software was entitled to a tax rate of 7.5% in 2010. Qizhi Software received a renewal of its HNTE status in October 2011 and was entitled to a reduced EIT rate of 15% for 2011 and 2012.

Beijing Qihu was recognized as a HNTE by relevant PRC government authorities and entitled to PRC Enterprise Income Tax of 15% tax rate for the years ended December 31, 2010 and 2011, respectively. In July 2012, Beijing Qihu received a renewal of its HNTE status and is still entitled to 15% tax rate for the years ended December 31, 2012.

Shanghai Qitai is approved by the local tax authority to file its income tax by adopting the "deemed-profit method". Under this method, Shanghai Qitai filed its income tax by calculating as 2.5% of the gross revenues.

3G, QBTX, QH360, Yuan Tu and CDQY are subject to the unified tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, respectively.

Beijing Star World is recognized as a HNTE by relevant PRC government authorities starting on November 21, 2011, and is subject to tax rate of 25% for the years ended December 31, 2010 and 15% for the years ended December 31, 2011 and 2012, respectively.

Shanghai JN and YZT are all subject to the unified tax rate of 25% for the year ended December 31, 2011 and 2012.

Tianjin Qisi is recognized as Software Enterprise by relevant PRC government authorities in March 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. For the year ended December 31, 2012, Tianjin Qisi starts to enjoy the first year tax exemption.

Ceteng, which was incorporated in 2011, is recognized as Software Enterprises by relevant PRC government authorities on December 19, 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. Until the year ended December 31, 2012, Ceteng is still as accumulated loss for EIT.

QFXY, which was incorporated in 2012, is recognized as Software Enterprises by relevant PRC government authorities in November 2012 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. QFXY is subject to the unified tax rate of 25% for the year ended December 31, 2012.

QCYS, SYQJ, QFT, SHJL, 360 Youjiu, BJCX, Shanghai QH, and WBKS, which were incorporated or acquired in 2012, are all subject to the unified tax rate of 25% for the year ended December 31, 2012.

BJJY was acquired in 2012 and is recognized as Software Enterprise by relevant PRC government authorities in 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. BJJY was entitled to a tax rate of 50% of the applicable rate for 2012 which was 12.5%.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. The Company's PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $142,121 at December 31, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group's subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the year ended December 31,
	2010	2011	2012

Current income tax expense	$403	$10,724	$12,062
Deferred income tax expense (benefit)	60	150	(683)
Total income tax expense	$463	$10,874	$11,379

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012

Current deferred tax assets:
Accrued payroll	$797	$1,950
Provision of allowance for doubtful accounts	15	125
Deferred revenue-current	-	196
Other assets	52	-
Less: Valuation allowance	(6)	(140)
Current deferred tax assets, net	858	2,131
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	457	440
Acquired intangible assets	57	175
Advertising and promotion expenses	23	-
Subsidy income	-	130
Net operating loss carry forwards	1,137	975
Less: Valuation allowance	(1,160)	(975)
Noncurrent deferred tax assets, net	514	745
Noncurrent deferred tax liabilities:
Acquired intangible assets	507	425
Subsidy income	-	365
Noncurrent deferred tax liabilities	$507	$790

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $5,546 as of December 31, 2012 which will expire on various dates between December 31, 2013 and December 31, 2017.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the year ended December 31,
	2010	2011	2012

Income before income tax expense	$9,011	$25,855	62,695
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	2,253	6,464	15,674
Permanent differences	75	116	870
Effect of different income tax calculation
method required by tax bureau	(2,416)	(84)	67
Effect of different income tax rates
in other jurisdictions	1,093	10,585	12,192
Effect of income tax holiday
and preferential tax rates	(717)	(7,036)	(17,844)
Changes in valuation allowance	175	829	420
Income tax expense	$463	$10,874	$11,379

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group's income tax expense would have increased by $717, $7,036 and $17,844 for the years ended December 31, 2010, 2011 and 2012, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.01, $0.05 and $0.10 for the years ended December 31, 2010, 2011 and 2012, respectively.

Ordinary shares	12 Months Ended
Dec. 31, 2012
Ordinary shares [Abstract]
Ordinary shares
16.	ORDINARY SHARES

The Company's Memorandum and Articles of Association, as amended, authorizes the Company to issue 156,631,180 for 2010, 500,000,000 for 2011 and 2012, respectively ordinary shares with a par value of $0.001 each.

On January 17, 2006, the Company issued a total of 100 ordinary shares, par value $1.00 each, including 55 shares to Young Vision and 45 shares to Global Village. In January 2006, the Company subdivided the ordinary shares at a 1 to 1,000 ratio. Also on the same day, the Company issued a total of 65,239,960 ordinary shares to the shareholders at par value $0.001 each. As a result, Young Vision held 35,936,978 ordinary shares, 18,086,101 of which was designated as the equity pool (see Note 17), par value $0.001 each, and Global Village held 29,402,982 ordinary shares par value $0.001 each.

In January 2010, the Company also issued to Global Village 2,125,176 ordinary shares in connection with its acquisition of The World Browser in September 2009. The shares were recorded as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

In addition, in January 2010, in connections with certain acquisitions and share-based compensation arrangement in 2009, the Company issued 3,517,544 ordinary shares to Young Vision that would eventually issue the shares to key employees if certain employment criteria are met.

In April 2010, the Company issued 578,060 ordinary shares in connection with the exercise of options which were granted and vested in 2006.

On April 4, 2011, the Company completed its IPO and a concurrent private placement upon which the Company's ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. The Company newly issued 26,063,544 Class A ordinary shares, consisting of (i) 20,891,130 Class A ordinary shares offered through IPO, and (ii) 5,172,414 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company's Series A, Series B and Series C shares were automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares.

In September and December 2011, the Company issued 2,152,693 and 907,086 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively.

In March, September and December 2012, the Company issued 563,715, 2,160,951 and 2,403,180 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively.

As of December 31, 2012, there are 123,472,524 Class A ordinary shares and 60,684,573 Class B ordinary shares outstanding, par value $0.001 per share.

Convertible Participating Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2012
Convertible Participating Redeemable Preferred Shares [Abstract]
Convertible Participating Redeemable Preferred Shares
17.	CONVERTIBLE PARTICIPATING REDEEMABLE PREFERRED SHARES

In January and May of 2006, the Company issued a total of 31,003,440 shares of Series A shares at Series A subscription price of $0.4999 per share for cash proceeds of $15,500. In May 2006, the Company granted a total of 1,600,320 warrants to certain Series A shareholders to purchase additional Series A shares which were exercisable into Series A shares at the Series A subscription price for $800. All of the warrants were exercised in August 2006.

In November 2006, the Company issued 37,878,789 shares of Series B shares to Series B shareholders at Series B subscription price of $0.66 per share for cash proceeds of $25,000.

In January 2010, the Company issued a total of 7,831,467 shares of Series C shares at Series C subscription price of $2.5538 per share for cash proceeds of $20,000.

In April 2010, one of the shareholders of Series A shares transferred at Series C subscription price of $2.5538 per share to three investors a total of 1,691,610 Series A shares, 156,631 of which was transferred to a shareholder of both Series A shares and Series B shares. The shareholder was granted all the rights of the Series C shares for the 156,631 Series A shares.

On April 4, 2011, Series A, Series B and Series C shares had been automatically converted into 27,024,089 Class A and 51,289,927 Class B ordinary shares after the closing of IPO.

The main terms of Series A, Series B and Series C shares are summarized as follows:

Rank

The series C shares shall, with respect to (i) the payment of the liquidation payment in the event of a liquidation or a sale transaction, (ii) the payment of the dividends and (iii) all other rights and preferences, rank senior to (a) the series B shares, the series A shares and the ordinary shares; while series B shares with respect to these events rank senior to the series A shares and the ordinary shares; and the series A shares respect to these events rank senior to the ordinary shares.

Redemption

At any time commencing on the earlier of (a) such time as the Company's CEO is enjoined or prevented from serving as the CEO of the Company and (b) the sixth anniversary of the Series B Subscription Date, (i) if holders of at least 66 2/3% of the Series B shares approve redemption, any holder of Series B share shall be entitled to require the Company and (ii) if holders of at least 75% of the Series A shares approve redemption, any holder of Series A shares shall be entitled to require the Company, in each case by a six-month prior notice in writing to the Company to redeem, out of legally available funds, for all, but not less than all, of the Series B shares or Series A shares held by such holder, as applicable; provided the Group remain solvent and have sufficient cash for working capital required for at least one year, by reference to the annual budget approved by the Board. This redemption right set forth herein shall terminate upon closing of a qualified initial public offering ("Qualified IPO").

At any time commencing on the fifth anniversary of the series C subscription date, if holders of at least 66 2/3% of the series C shares approve redemption, any holder of series C shares shall be entitled to require the Company, by serving a Redemption Notice on the Company, to redeem, out of legally available funds, for all, but not less than all, of the series C shares held by such holder, provided, that the Group Companies remain solvent and have sufficient cash for working capital required for at least one year by reference to the annual budget approved by the Board of Directors.

Qualified IPO means firm commitment underwritten public offering either with total offering proceeds to the Company of at least $80,000 before deduction of the underwriting commissions and expenses or with the approval of holders of 66 2/3% or more of the then issued and outstanding preferred shares of the Company.

Redemption Payments equal to the (i) aggregate of series C subscription price, series B subscription price or series A shares subscription price, (as adjusted for share dividends, combinations or splits or reclassification with respect to such share) plus (ii) all accumulated but unpaid dividends on the Series C shares, the Series B shares or Series A shares, as applicable, at a rate of 5% for each year the Series C shares, Series B shares or Series A shares, as applicable, remain outstanding (pro rata for a partial year).

During the years ended December 31, 2010 and 2011, the Company recorded $815 and $203 as accretion of Series A shares, $1,250 and $313 as accretion of Series B shares, $978 and $255 as accretion of Series C shares in the consolidated statements of operations, respectively.

Conversion

Optional conversion-Any holder of Series A shares, Series B shares and Series C shares shall have the right, at its option, at any time and from time to time, to convert, any or all of such holder's Series A shares, Series B shares or Series C shares, as applicable, into such number of fully paid ordinary shares as is determined by dividing (i) the Series A subscription price by the then effective conversion price for the Series A shares, or (ii) the Series B subscription price by the then effective conversion price for the Series B shares, or (ii) the Series C subscription price by the then effective conversion price for the Series C shares, as applicable. The conversion price for Series A shares, Series B shares and Series C shares shall initially be equal to the Series A subscription price, the Series B subscription price and the Series C subscription price respectively, subject to adjustment for share dividend, share split or share combination, and other anti-dilution feature.

Automatic conversion-Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series A shares, each outstanding share of Series A shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO, each outstanding share of Series B shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.

Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series C preferred shares, each outstanding share of Series C shares shall be automatically converted, into the number of fully paid ordinary shares in accordance with the then effective applicable conversion price.

Dividends

For dividend other than in ordinary shares, dividend shall be ratably paid to holders of Series C shares, Series B shares, Series A shares and Ordinary shares based on an as-if converted basis.

For dividend in ordinary shares, holders of Series C shares, Series B shares or Series A shares shall not participate in the distribution of dividend in Ordinary Shares, but shall be entitled to adjustment to the conversion price then in effect.

Voting rights

The Board of Directors shall comprise a maximum of six directors, two of which shall represent Series A preferred shareholders, one of which shall represent Series B preferred shareholders. Series A, Series B and Series C shares shall be entitled to three, two and one non-voting observers to the Board of Directors, respectively. Holders of ordinary shares, voting as a single class, shall be entitled to elect a maximum of three directors.

Liquidation preference

Upon liquidation, out of legally available assets for shareholders, holders of Series C shares shall be paid an amount equal to Series C subscription price plus unpaid dividends if any first. Then Series B shareholders shall be paid an amount equal to Series B subscription price plus unpaid dividends if any. Then Series A shareholders shall be paid an amount equal to Series A subscription price plus unpaid dividends if any. Any remaining assets shall be distributed ratably among Series C shareholders, Series B shareholders, Series A shareholders and ordinary shareholders on an as-if converted basis. The Company has not declared any dividends for Series A shares, Series B shares, or Series C shares.

Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share [Abstract]
Net Income Per Share
18.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	2010	2011	2012

Net income attributable to Qihoo 360 Technology Co. Ltd	8,508	15,603	46,746
Accretion of Series A shares	815	203	-
Accretion of Series B shares	1,250	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Undistributed earnings allocated to participating unvested shares(i)	778	1,124	2,049
Net income attributable to Class A and Class B ordinary shareholders
for computing basic net income per ordinary share	2,741	13,708	44,697
Net income attributable to nonvested shareholders for computing
basic net income per participating unvested shares(i)	778	1,124	2,049
Accretion of Series A shares	815	203	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Net income attributable to Series A shareholders for computing basic
net income per Series A share	1,855	203	-
Accretion of Series B shares	1,250	313	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Net income attributable to Series B shareholders for computing basic
net income per Series B share	2,156	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Net income attributable to Series C shareholders for computing basic
net income per Series C share	978	255	-
Weighted average ordinary shares outstanding used in computing basic
net income per Class A and Class B ordinary share	55,568,041	137,775,752	168,709,221
Weighted average shares used in calculating net income per
participating unvested share-basic	15,782,530	11,292,535	7,733,645
Weighted average shares outstanding used in computing basic
net income per Series A share	32,603,760	8,356,247	-
Weighted average shares outstanding used in computing basic
net income per Series B share	37,878,789	9,755,085	-
Weighted average shares outstanding used in computing basic
net income per Series C share	7,659,818	2,057,209	-
Weighted average ordinary shares outstanding used in computing diluted
net income per Class A and Class B ordinary share(ii)	71,350,571	172,992,515	183,623,235
Net income per Class A and Class B ordinary share-basic	0.05	0.10	0.26
Net income per participating unvested share-basic	0.05	0.10	0.26
Net income per Series A share-basic	0.06	0.02	NA
Net income per Series B share-basic	0.06	0.03	NA
Net income per Series C share-basic	0.13	0.12	NA
Net income per Class A and Class B ordinary share-diluted	0.05	0.09	0.25

(i)	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

(ii)	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.

For the year 2010, 32,603,760, 37,878,789 and 7,831,467 ordinary shares resulting from the assumed conversion of Series A shares, Series B shares and Series C shares were excluded as their effect was anti-dilutive. The effect of the share options were also excluded as the performance condition for the share options has not been met.

For the year 2011 and 2012, 2,552,844 and 4,990,513 share options were excluded as their effect was anti-dilutive, respectively.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based Compensation
19.	SHARE-BASED COMPENSATION

Share options

On January 25, 2006, the Company adopted the 2006 Employee Share Option Plan (the "2006 Plan") for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

On April 1, 2011, the Company adopted the 2011 Employee Share Option Plan (the "2011 Plan") for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

Option to employees and directors

On January 1, 2010 and July 1, 2010, the Company granted 110,000 and 939,000 share options to employees at an exercise price of $2.2 and $2.8 per share, respectively.

On January 1, 2011, February 14, 2011, March 3, 2011, July 1, 2011 and October 1, 2011, the Company granted 3,726,200, 700,000, 684,500, 2,689,200 and 375,000 share options to employees at an exercise price of $5.2, $5.2, $6.0, $12.94 and $10.89 per share, respectively.

On July 1, 2011, the Company granted 40,000 share options to two directors at an exercise price of $9.67 per share.

On January 20, 2012, February 10, 2012, April 15, 2012, July 15, 2012 and October 15, 2012, the Company granted 1,834,500, 935,000, 171,500, 417,500 and 761,500 share options to employees at an exercise price of $10.67, $11.35, $14.52, $10.95 and $14.67 per share, respectively.

Option to nonemployees

On July 1, 2010, the Company granted 4,100,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $2.8 per share.

On January 1 and March 3, 2011, the Company granted 60,000 and 20,000 share options to nonemployees for consulting and investment advisory services of three or four years at an exercise price of $5.2 and $6.0 per share, respectively.

On March 1, 2012, July 15, 2012, July 15, 2012 and October 15, 2012, the Company granted 33,000, 10,000, 40,000 and 10,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $14.09, $10.95, $10.67 and $14.67 per share, respectively.

Option exercise

The option shall be exercisable by giving notice in writing to the Company stating that the option is exercised and the number of shares in respect of which it is exercised. Any such notice must be accompanied by a remittance for the full amount of the exercise price for the shares in respect of which the notice is given.

Vesting of options

The option will vest when the service conditions are met. In addition, according with the 2006 Plan, one of the exit events, described in "Termination of Option" below, shall happen.

In accordance with the vesting schedules set out in the 2006 Plan, 1/4 of the options granted will be vested on each anniversary from the date of grant subject to the occurrence of one of the exit events. Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to determine the schedule for vesting.

Termination of option

Both under the 2006 and the 2011 Plan, the option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, an option will be forfeited, if the grantee ceases to be an employee.

Furthermore, in accordance with the 2006 Plan, an option will be forfeited, if the grantee ceases to be an employee prior to an exit, then (i) the portion of the option which has been otherwise vested and not exercised, and (ii) the portion of the options which has not been vested, will automatically lapse and expire.

Exit means (i) a listing, (ii) a sale of all or substantially all of the issued share capital of the Company, (iii) a sale by the Company of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of the Company.

Based on the terms above, the options will not actually vest until one of the exit events happens and the service conditions are met.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes or Binomial-Model option-pricing model with the following assumptions used.

Year ended December 31,
	2011	2012

Risk-free interest rate	2.74% - 3.88%	2.83% - 3.35%
Expected life (years)	5.40 - 6.35	6.35
Volatility	43.10% - 57.70%	46.98% - 74%
Dividend yield	-	-
Fair value of underlying ordinary shares
at the grant date	5.01 - 14.09	11.17 - 14.73
Fair value of the share options at the grant date	2.64 - 8.15	5.50 - 8.31

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

For the options granted to employees, as the Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Before closing of IPO, the exercise price of the options was determined by the Company's Chief Executive Officer. After closing of IPO, the exercise price shall be determined by the Compensation Committee which may be a fixed or variable price related to the closing sales price of the shares as quoted on the principal exchange or system.

(6)	Fair value of underlying ordinary shares

Before closing of IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account the standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of an independent valuation firm. After closing of IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.

The following table summarizes information regarding the share options granted:

		Fair value per		Intrinsic value
		ordinary share	Exercise price	per option
Grant date	Options granted	at the grant date	per option	at the grant date

January 1, 2010	110,000	$1.80	$2.20	-
July 1, 2010	5,039,000	$2.58	$2.80	-
January 1, 2011	3,786,200	$5.01	$5.20	-
February 14, 2011	700,000	$6.60	$5.20	$981
March 3, 2011	704,500	$7.21	$6.00	$849
July 1, 2011	2,689,200	$14.09	$12.94	$3,102
July 1, 2011	40,000	$14.09	$9.67	$177
October 1, 2011	375,000	$10.89	$10.89	-
January 20, 2012	1,834,500	$11.67	$10.67	$1,835
February 10, 2012	935,000	$11.17	$11.35	-
March 1, 2012	33,000	$14.00	$14.09	-
April 15, 2012	171,500	$14.52	$14.52	-
July 15, 2012	427,500	$10.95	$10.95	-
July 15, 2012	40,000	$10.95	$10.67	11
October 15,2012	771,500	$14.73	$14.67	51
Total	17,656,900

		Weighted average
		exercise price
	Number of options	per option

Outstanding at January 1, 2010	896,050	$15
Granted	5,149,000	2.8
Exercised	-
Forfeited	(131,100)
Outstanding at December 31, 2010	5,913,950	2.6
Granted	8,294,900	8.1
Exercised	(31,172)
Expired	(3,499)
Forfeited	(487,600)
Outstanding at December 31, 2011	13,686,579	5.8
Granted	4,213,000	11.8
Exercised	(1,615,452)
Expired	-
Forfeited	(1,136,113)
Outstanding at December 31, 2012	15,148,014	7.2
Vested and exercisable at December 31, 2012	4,808,547	$4.3
Vested and expect to vest at December 31, 2012	16,798,137	$6.9

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2012	exercisable	option	2012

June 30, 2009	552,206	6.5 years	$1.50	$10,102	371,195	$1.50	$6,790
January 1, 2010	53,353	7.0 years	$2.20	939	40,853	$2.20	719
July 1, 2010	4,215,907	7.5 years	$2.80	71,642	2,411,407	$2.80	40,978
January 1, 2011	3,171,603	8.0 years	$5.20	46,284	1,439,784	$5.20	21,011
February 14, 2011	628,000	8.1 years	$5.20	9,165	103,000	$5.20	1,503
March 3, 2011	456,460	8.2 years	$6.00	6,296	60,835	$6.00	839
July 1, 2011	2,103,578	8.5 years	$12.94	14,417	338,566	$12.94	2,320
July 1, 2011	40,000	8.5 years	$9.67	405	8,000	$9.67	81
October 1, 2011	242,907	8.7 years	$10.89	2,162	34,907	$10.89	311
January 20,2012	1,407,500	9.0 years	$10.67	12,846	-	$10.67	-
February 10, 2012	910,000	9.1 years	$11.35	7,686	-	$11.35	-
March 1, 2012	33,000	9.2 years	$14.09	188	-	$14.09	-
April 15, 2012	148,000	9.3 years	$14.52	780	-	$14.52	-
July 15, 2012	389,000	9.5 years	$10.95	3,439	-	$10.95	-
July 15, 2012	40,000	9.5 years	$10.67	365	-	$10.67	-
October 15, 2012	756,500	9.8 years	$14.67	3,878	-	$14.67	-
Total	15,148,014			$190,594	4,808,547		$74,552

Under the 2006 Plan, the options would not vest until both the service and performance condition, i.e., one of the exit events happens. Therefore, the Group did not record any compensation expenses in the consolidated statements of operation for share options granted to employees prior to the completion of IPO which is one of the exit events. Upon the completion of IPO in 2011, there were 229,988 share options became vested in accordance with the vesting term under 2006 Plan, and accordingly, $21,229 share based compensation expense were recorded in connection with the vesting of such share options and the remeasurement of share options granted to the nonemployees that the measurement date is not fixed. The Group recognized nil, $34,504 and $26,997 share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, there was $47,378 unrecognized share-based compensation expense relating to share options. The expense is expected to be recognized over a weighted-average remaining vesting period of 2.01 years.

Nonvested shares

On January 19, 2006, the Company's shareholder, Young Vision, the Series A shareholder and certain other parties entered into the Share Incentive Agreement, pursuant to which, Young Vision allocated a total of 18,086,101 ordinary shares of the Company to an equity incentive pool designed to award employees and consultants of the Group in accordance with the Employee Share Vesting Scheme (the "2006 Share Plan"), of which 9,951,000 shares were granted before January 1, 2008. In addition, in January 2010, the Company issued 3,517,544 nonvested shares in connection with certain 2009 acquisitions.

In February 2011, Young Vision transferred 11,826,000 and 5,550,654 ordinary shares in the equity incentive pool to Sino Honor Limited and Strengthen Goal Limited, respectively.

The nonvested shares granted or vested in accordance with the 2006 Share Plan will, be held by Young Vision and all rights (including without limitation, the voting rights and the right to receive the share certificates) attached to such shares will be exercised by Young Vision at its sole and absolute discretion, except that the grantee shall have the right to all the monetary benefits deriving from the shares vested when the shares are disposed of in accordance with the 2006 Share Plan. Since the unvested nonvested shares are entitled to the same rights (including nonforfeitable dividend rights) and obligations as ordinary shares, these shares are considered participating securities.

The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.

However, all nonvested shares to any grantee shall also be subject to the Company's rights to repurchase at an aggregate repurchase price of RMB1.00, if the grantee terminated his/her employment with the Group: (a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.

The nonvested shares granted under the 2011 Plan shall vest based on service, or any other criteria selected by the Compensation Committee. If the grantee terminated his/her service ("Termination of Service") with the Group, the Group shall have the right to repurchase the unvested nonvested shares.

Termination of Service means (i) As to a consultant, the time when she/he is terminated for any reason, (ii) As to a non-employee director, the time when non-employee director ceases to be a director for any reason, (iii) As to an employee, the time when the employee-employer relationship is terminated for any reason. However, all terminations shall exclude simultaneously commences or remains in employment or service with the Company, any subsidiaries or VIEs and VIEs' subsidiaries in others way.

The following table summarizes information regarding the nonvested shares granted:

		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2010	11,058,219
Granted	1,670,000	$1.80
Vested	(1,379,985)
Forfeited	(214,640)
Outstanding at December 31, 2010	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)
Forfeited	(380,610)
Outstanding at December 31, 2011	8,184,251
Granted	4,845,877	$12.03
Vested	(3,136,471)
Forfeited	(1,121,419)
Outstanding at December 31, 2012	8,772,238
Vested and to be transferred to grantees at
December 31, 2012	15,378,240
Vested and expect to vest at December 31, 2012	24,150,478

(i)	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Before closing of IPO, the fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of an independent valuation firm. After closing of IPO, the fair value of the nonvested shares was determined by the closing sales price of the shares as quoted on the principal exchange or system. The Group recognized $4,006, $13,485 and $23,608 share based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

Included in the total number of nonvested shares granted during the year ended December 31, 2010, 20,000 shares were granted to hire certain key technical persons.

As of December 31, 2012, total unrecognized compensation expense relating to the nonvested shares was $38,798. The expense is expected to be recognized over a weighted average period of 2.75 years using the graded vesting attribution method.

Related party balances and transactions	12 Months Ended
Dec. 31, 2012
Related party balances and transactions [Abstract]
Related party balances and transactions
20.	RELATED PARTY BALANCES AND TRANSACTIONS

The Group's related parties and the relationship with the Group are as follows:

Name of the related party	Relationship with the Group

Related party M	Noncontrolling interest shareholder
of one of the Group's subsidiaries
Related party N	The Group’s cost method investee
Related party P	Noncontrolling interest shareholder
of one of the Group's subsidiaries

Details of related party balances and main transactions as of December 31, 2010, 2011 and 2012 are as follows:

(1)	Amount due to related parties

	December 31,
	2011	2012

Related party M (i)	$969	$-
Related party N (ii).	$56	$-
Related party P (iii).	$-	$148

(i)	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.

(ii)	It represents the unpaid promotion expense.

(iii)	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which has been settled in February 2013.

(2)	Share options granted

On July 1, 2010, the Company granted 300,000 share options to an individual consultant, who is an immediate family of a shareholder, for investment advisory services. The fair value of the share options as of the grant date was $420.

(3)	Main transactions with related parties

		For the year ended December 31,
Nature	Company Name	2010	2011	2012

Marketing promotion received from	Related party N	$-	$56	$-
Disposal equity interest of Shanghai yiyi to (i)	Related party M	$-	$-	$4,207

(i)	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
21.	COMMITMENTS AND CONTINGENCIES

(1)	Capital commitments

The Group’s capital commitments relate primarily to commitments on building and land use rights for the new office in Chaoyang District, Beijing, China. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to $100 million as of December 31, 2012. The Group will fulfill $16 million and $84 million of these capital commitments in 2013 and 2014, respectively.

(2)	Operating commitments

The Group has future rental commitments related to facilities and offices under non-cancelable operating lease agreements and fees commitment related to obtain exclusive rights of operate games on the Group’s platform.

Future minimum payments under those commitments as of December 31, 2012 were as follows:

2013	$2,694
2014	808
2015	565
2016	76
2017	-
$4,143

Rental expenses under operating leases for 2010, 2011 and 2012 were $1,390, $4,261 and $5,967, respectively.

(3)	Contingencies

In October 2010, Tencent Technology (Shenzhen) Company Ltd. and Shenzhen Tencent Computer Systems Company Limited, or Tencent, brought an unfair competitive practices claim against the Group in the Chaoyang District People’s Court of Beijing, alleging that the Group misled users with statements that Tencent’s QQ instant messaging program invades users’ privacy and seeking retraction of the statements and RMB4.0 million in damages. In September 2011, the court ruled that the Group's actions constituted unfair competition and awarded RMB0.4 million ($63,553) as damages to Tencent. In November 2010, the Group brought a defamation claim against Tencent in the Xicheng District People’s Court of Beijing, alleging that Tencent made defamatory statements on its website against the Group and seeking retraction of the statements and RMB1.0 in nominal damages. In March 2012, the Group increased its sought damages to RMB 1.0 million ($0.2 million). This case is currently pending.

In June 2011, Tencent brought an unfair competitive practices claim against the Group in the Higher People’s Court of Guangdong province, alleging that the Group's 360 QQ Bodyguard program interferes with users’ proper usage of Tencent’s QQ instant messaging program and seeking $19.8 million (RMB125.0 million) in damages, cessation of the unfair competitive practices and public apology. This case is currently pending.

In November 2011, the Group brought a claim for abuse of dominant market position against Tencent in the Higher’s People’s Court of Guangdong province, alleging that Tencent engaged in monopolistic activities such as restricting users of its QQ instant messaging program from using the Group's products and bundling its security programs with the QQ instant messaging program and seeking $23.8 million (RMB150.0 million) in damages, cessation of the monopolistic activities and public apology. This claim was rejected by the court in the first instance judgment. The Group subsequently submitted its appeal in April 2013 and this case is currently pending.

In April 2012, two affiliates of Baidu brought an unfair competitive practices and copyright infringement claim against the Group in the First Intermediate People’s Court of Beijing, alleging that 360 Safe Guard modified the results page of Baidu’s search engine that 360 Browser bundled Baidu personal start-up pages and the unauthorized use of Baidu’s trademark and seeking RMB10 million in damages. This case is currently pending.

In April 2012, the Group brought a claim against Kingsoft and Beike Wangji (Beijing) Security Technology Company Limited, or Beike, for an unfair competitive advertisement for the incident relating to Apple banning the Group's products from the Apple App Store. In November of 2012, the first instance judgment was made by Beijing Haidian Court, which ruled in the Group's favor. Kingsoft and Beike appealed in December 2012 and the court of second instance upheld the judgment of the court of first instance. In May 2012, Kingsoft brought an unfair competition claim against the Group for unfair competition, and the court of first instance entered a judgment in the Group's favor in December 2012. Kingsoft appealed in December 2012 and the court of second instance upheld the judgment of the court of first instance.

In October 2012, two affiliates of Baidu brought an unfair competitive practices and copyright infringement claim against the Group in the First Intermediate People’s Court of Beijing, alleging that the Group breached the Robots Exclusion Protocol to access Baidu’s content without authorization and seeking RMB100.0 million in damages. This case is currently pending.

In February 2013, the Group brought a defamation claim against Shanghai Jingwen Culture Communication Co., Ltd., or Shanghai Jingwen, in the Xuhui District People’s Court of Shanghai, alleging that Shanghai Jingwen published and distributed a series of false articles and reports against the Group on its website and electronic newspapers by maliciously accusing the level of safety and security of its products. The Group sought retraction of the defamatory statements, an apology from Shanghai Jingwen and RMB50 million in damages. This case is currently pending.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.

Based on information currently available, the Group believes that it does not have sufficient evidence to anticipate the outcome of the lawsuits and also the possible contingency losses. Therefore, no accrual for contingency loss was recognized in the consolidated financial statements as of December 31, 2011 and 2012.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured its financial assets and liabilities including cash equivalents and trading securities at fair value on a recurring basis as of December 31, 2011 and 2012.

Cash equivalents included term deposits that can be withdrawn at any time and are stated at fair value. Trading securities included corporate equity securities that are traded publicly in the open market. The Group classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Group did not have Level 2 investments as of December 31, 2011 and 2012.

The following table shows the fair value of the Group's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2011 Fair Value Measurements at the Reporting Date Using				As of December 31, 2012 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Cash equivalents-term deposits	$256,555	$-	$-	$256,555	$153,805	$-	$-	$153,805
Trading securities	$231	$-	$-	$231	$179	$-	$-	$179
Total	$256,786	$-	$-	$256,786	$153,984	$-	$-	$153,984

Measured on nonrecurring basis

The Group measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

Long-term investments, goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of long term investments and acquired intangible assets using income approach-discounted cash flow method based on which to recognize the impairment loss in 2012. These assets are considered as Level 3 assets because the Group used unobservable inputs to determine their fair values (see note 8(iv) for long term investments and note 11 for acquired intangible assets).

Segments and geographic information	12 Months Ended
Dec. 31, 2012
Segments and geographic information [Abstract]
Segments and geographic information

23. SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer ("CEO"), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment. The Group's revenue and net income are substantially derived from internet service which mainly includes online advertising and internet value-added services. The table below is only presented at the revenue level with no allocations of direct or indirect costs. The Group operates in the PRC and majority of the Group's long-lived assets are located and services are provided in the PRC.

Components of revenues are presented in the following table:

	For the year ended December 31,
	2010	2011	2012

Internet services
Online advertising	$38,826	$123,048	$221,488
Internet value-added services	14,774	43,567	103,316
Other services	190	346	4,078
Sales of third party anti-virus software	3,875	890	150
Total	$57,665	$167,851	$329,032

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2012
Contribution Plan and Profit Appropriation [Abstract]
Contribution Plan and Profit Appropriation
24.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the mainland China participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits were $2,904, $7,017 and $18,125 for the years ended December 31, 2010, 2011 and 2012, respectively.

PRC legal restrictions permit payments of dividends by the Group's PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC entities must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are at the Group's discretion. These reserve funds can only be used for specific purposes and are not distributable as cash dividends. The Group has made appropriation to these statutory reserve funds of $80, $5,503 and $ 10,408 for the years ended December 31, 2010, 2011 and 2012, respectively.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets [Abstract]
Restricted Net Assets

25. RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group's PRC subsidiaries, VIEs and VIEs' subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group's PRC subsidiaries, VIEs and VIEs' subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The balance of restricted net assets was $105,051 and $156,762, of which $50,236 and $68,067 was attributed to the paid in capital and statutory reserves of the VIEs and VIEs' subsidiaries and $54,815, and $88,695 was attributed to the paid in capital and statutory reserves of the Company's PRC subsidiaries, as of December 31, 2011 and 2012, respectively. The PRC subsidiaries’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to Qizhi Software through contractual arrangements without the consent of a third party.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	26. SUBSEQUENT EVENTS The Group evaluated all events subsequent to the balance sheet date of April 19, 2013 through the date the consolidated financial statements were issued.

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION – FINANCAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(U.S. dollars in thousands, except for shares and per share data)

	December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$241,842	$220,236
Restricted cash	-	300
Trading securities	231	179
Prepaid expenses and other current assets	1,092	8,416
Amounts due from subsidiaries and VIEs	7,988	29,805
Deferred tax assets - current	-	195

Total current assets	251,153	259,131

Acquired intangible assets, net	1,505	3,923
Investments in subsidiaries and VIEs	120,617	219,380
Cost method investment	929	1,379
Deferred tax assets - noncurrent	457	440

TOTAL ASSETS	$374,661	$484,253

LIABILITIES
Current liabilities:

Accrued expenses and other current	821	2,470
Deferred revenue-current	-	730
Amounts due to subsidiaries and VIEs	1,316	1,316

Total current liabilities	2,137	4,516

Deferred revenue-noncurrent	1,671	1,641

TOTAL LIABILITIES	$3,808	$6,157

EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	109	123
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	70	61
Additional paid-in capital	363,021	420,662
Accumulated other comprehensive income	6,263	9,114
Retained earnings	1,390	48,136

Total shareholders' equity	370,853	478,096

TOTAL EQUITY	370,853	478,096

TOTAL LIABILITIES AND EQUITY	$374,661	$484,253

ADDITIONAL INFORMATION – FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except for shares and per share data)

	For the year ended December 31,
	2010	2011	2012

Cost of revenues	-	16	4

Operating expenses:
Selling and marketing	524	31,473	21,289
General and administrative	359	6,788	10,815
Product development	3,394	12,283	21,782

Total operating expenses	4,277	50,544	53,886

Loss from operations	(4,277)	(50,560)	(53,890)

Interest income	72	1,662	4,702
Other income	-	-	1,277
Exchange (loss) gain	(148)	6,514	412
Impairment loss on long-term investments	-	(666)	-
Change in unrealized holding loss of trading securities	-	(220)	(52)

Loss before income tax expense and earnings from subsidiary and VIEs	(4,353)	(43,270)	(47,551)
Income in earnings of subsidiaries and VIEs	12,861	58,873	94,639

Income before income tax expense	8,508	15,603	47,088
Income tax expense	-	-	(342)

Net income attributable to Qihoo 360 Technology Co. Ltd.	8,508	15,603	46,746

Accretion of Series A convertible participating redeemable preferred shares	815	203	-
Accretion of Series B convertible participating redeemable preferred shares	1,250	313	-
Accretion of Series C convertible participating redeemable preferred shares	978	255	-

Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	$5,465	$14,832	$46,746

ADDITIONAL INFORMATION – FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except for shares and per share data)

	For the year ended December 31,
	2010	2011	2012

Net income	$8,508	$15,603	$46,746

Other comprehensive income, net of tax:
Foreign currency translation adjustments	1,325	3,246	2,851

Other comprehensive income	1,325	3,246	2,851

Comprehensive income	9,833	18,849	49,597

Add: Comprehensive loss attributable to noncontrolling interest	-	-	-

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$9,833	$18,849	$49,597

ADDITIONAL INFORMATION – FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

								Total
								Qihoo 360
						Accumulated	(Accumulated	Technology
					Additional	other	deficit)	Co. Ltd.
	Ordinary shares		Shares to be issued		paid-in	comprehensive	retained	shareholders'
	Shares	Amount	Shares	Amount	capital	income	earnings	equity

Balance as of January 1, 2010	65,339,960	$65	2,703,236	$3,558	$5,011	$1,692	$(18,907)	$(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement	5,642,720	6	(2,125,176)	(3,183)	3,177	-		-
Issuance of ordinary shares in connection with exercise of share options	578,060	1	(578,060)	(375)	374	-		-
Share-based compensation	-	-	-	-	4,006	-		4,006
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(815)	(815)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(1,250)	(1,250)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(978)	(978)
Net income	-	-	-	-	-	-	8,508	8,508
Foreign currency translation adjustments	-	-	-	-	-	1,325	-	1,325
Balance as of December 31, 2010	71,560,740	72	-	-	12,568	3,017	(13,442)	2,215
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(203)	(203)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(313)	(313)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(255)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangements	3,059,779	3	-	-	-	-	-	3
Share-based compensation	-	-	-	-	47,989	-	-	47,989
Issuance of ordinary shares in connection with exercise of options	31,172	-	-	-	48	-	-	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342	26,063,544	26	-	-	231,523	-	-	231,549
Conversion of participating redeemable preferred shares to ordinary shares	78,314,016	78	-	-	70,893	-	-	70,971
Net income	-	-	-	-	-	-	15,603	15,603
Foreign currency translation adjustments	-	-	-	-	-	3,246		3,246
Balance as of December 31, 2011	179,029,251	$179	-	$-	$363,021	$6,263	$1,390	$370,853

Issuance of ordinary shares in connection with share-based
compensation arrangements	3,512,394	3	-	-	-	-	-	3
Share-based compensation					50,605	-	-	50,605
Issuance of ordinary shares in connection with exercise of options	1,615,452	2	-	-	6,963	-	-	6,965
Disposal of noncontrolling interest in subsidiaries	-	-	-	-	73	-	-	73
Net income	-	-	-	-	-	-	46,746	46,746
Foreign currency translation adjustments	-	-	-	-	-	2,851	-	2,851

Balance as of December 31, 2012	184,157,097	$184	-	$-	$420,662	$9,114	$48,136	$478,096

ADDITIONAL INFORMATION – FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOW

(U.S. dollars in thousands, except for shares and per share data)

	For the year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income	8,508	15,603	46,746
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	4,006	47,989	50,605
Gain from investments in subsidiaries and VIEs	(12,861)	(58,873)	(94,639)
Depreciation and amortization	149	243	582
Unrealized holding loss on trading securities	-	220	52
Loss from impairment of long-term investments	-	666	-
Prepaid expenses and other current assets	(599)	(352)	(2,307)
Deferred taxes	-	(457)	(178)
Accrued expenses and other current liabilities	269	92	149
Deferred revenue	-	1,671	700
Amount due from/to subsidiaries and VIEs	(19)	(20)	(21,816)

Net cash (used in) provided by operating activities	(547)	6,782	(20,106)

Cash flows from investing activities:
Restricted cash	-	-	(300)
Purchase of intangible assets	(1,096)	-	(1,500)
Net cash paid for business acquisition	(2,260)	-	-
Purchase of trading securities	-	(451)	-
Capital contribution for cost method investments	-	(929)	(450)
Investment in subsidiaries	-	(21,500)	(1,200)

Net cash used in investing activities	(3,356)	(22,880)	(3,450)

Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating
redeemable preferred shares	20,000	-	-
Payment of issuance costs of Series C convertible participating
redeemable preferred shares	(78)	-	-
Proceeds from exercise of share options	375	20	2,089
Proceeds from issuance of ordinary shares upon IPO	-	234,312	-
Payment of IPO costs	-	(2,339)	-
Payment for share repurchase	-	-	(139)

Net cash provided by financing activities	20,297	231,993	1,950

Net increase (decrease) in cash and cash equivalents	16,394	215,895	(21,606)
Cash and cash equivalents at beginning of year	9,553	25,947	241,842

Cash and cash equivalents at end of year	25,947	241,842	220,236

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company has used the equity method to account for investments in its subsidiaries and VIEs.

2. INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the inter-company transactions and balances were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs were reported as equity in earnings of subsidiaries and VIEs in the accompanying parent company financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its wholly owned subsidiaries and VIEs and their subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, valuations of acquired intangible assets, share-based compensation, valuation allowances for deferred tax assets, impairment of long-term investments, impairment of long-lived assets, useful lives of definite-lived intangible assets and other long-lived assets as well as goodwill impairment assessment.

Fair value measurements

Fair value measurements

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
·	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
·	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the long-term investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal or use.
Trading securities

Trading securities

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in the consolidated statements of operations.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. Allowance for doubtful accounts reflect the Group's best estimate of probable losses inherent in the accounts receivable balances. The Group regularly review allowances by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer's ability to pay.

Property and equipment, net

Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Land use rights, net

Land use rights, net

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use rights.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Domain names	3 - 10 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
License of service provider	8 years

As of December 31, 2011 and 2012, the carrying values of these intangible assets with definite useful lives are $5,497 and $11,140, respectively.

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. Certain domain names, trademarks and business license resulting from the acquisitions of business are determined to have indefinite lives. As of December 31, 2011 and 2012, the carrying values of these intangible assets with indefinite lives are $2,357 and $1,170, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, $87 and $1,151, respectively, of impairment losses on identifiable intangible assets with determinable useful lives. The related intangible assets are impaired in full when impairment indicators are noted.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. During the years ended December 31, 2010, 2011 and 2012, the Group recognized nil, nil and $197, respectively, of impairment losses on its indefinite-lived intangible assets.

Equity method investments

Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012, respectively, on these equity method investments based on their fair value which would be minimal.

Cost method investments

Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 in 2010, 2011 and 2012, respectively.

Revenue recognition

Revenue recognition

The Group generates its revenue through internet services and sales of third party anti-virus software. The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Internet services revenue

Internet services revenue includes online advertising, internet value-added services and other services.

(1)	Online advertising

The Group provides links to third-party websites or online applications on its platform products (such as Personal Start-up Page). The Group has two general pricing models for advertising links: cost over a time period and cost for performance basis. Under both models, the Group charges fees to its customers directly or indirectly determined based on the effectiveness of advertising links, which is typically measured by active users, clicks, transactions and other actions originated from the 360 Personal Start-up Page. Additionally, fees are determined based on the industry of the customer and the location of the advertising link. For advertising contracts that are charged on the cost over a time period, the Group recognizes revenue ratably over the period the advertising is provided. For contracts that are charged on the cost for performance, the revenue is estimated by the Group based on its internal data, which is confirmed with the respective customers.

The Group also directs search traffic to search engines such as Google through its default search boxes on the Group's 360 Browsers and its default home page, 360 Personal Start-up Page. The Group receives a pre-determined fee from search engine companies based on the number of searches originated from the search boxes in 360 Browsers and 360 Personal Start-up Page, subject to a pre-determined limit, from search engine companies. The revenue is estimated by the Group based on its traffic data, which is confirmed subsequently with the search engine companies. Since the Group launched its own search engine in August 2012, revenue from search referral service has become insignificant.

The Group occasionally engages in nonmonetary transactions to allow certain third parties to bundle the Group's security products with third parties' software products, or to grant the third parties the right to provide links to the Group's free security products on the third parties' websites in exchange for more downloads of its security products. The Group recognizes revenues and expenses at fair value from a nonmonetary transaction only if the fair value of the services exchanged in the transaction is determinable based on the entity's own historical practice of receiving cash, trading securities, or other consideration that is readily convertible to a known amount of cash for similar services from customers unrelated to the counterparty in the nonmonetary transaction. In 2011, the Group engaged in one nonmonetary transaction for which the fair value was determinable (see details in Note 8(v)). Other than this transaction, for the years ended December 31, 2010, 2011 and 2012, the Group engaged in nonmonetary transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these nonmonetary transactions were recognized.

(2)	Internet value-added services

The Group's internet value-added services include offering games developed by third parties, offering remote technical support to paying users, and providing other internet value-added services on the Group's platforms.

Games - The Group provides game services and generates revenue from selling in-game currency, which will be later used by game players to purchase in-game virtual items. The Group’s game portfolio includes web games, client-based games and mobile games. All of the games are developed by third-party game developers and can be accessed and played by game players directly through the Group’s game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game.

Remote technical support - The Group provides live technical assistance on a broad range of computer issues relating to security and performance optimization through remote access to users' computers. The Group generally charges fees on a per case basis for this service and also provides monthly and annual subscriptions. For services charged on a per case basis, the Group recognizes revenue when the service is provided. For monthly and annual subscriptions, the Group recognizes revenue ratably over the life of the subscription. In May 2012, the Group offers remote technical support services for free and refunds prepaid fees to users.

Other internet value-added services – The Group acts as an agent for providing online distribution services and payment collection services on behalf of third-parties, such as online distribution of lottery, collection payment for mobile charges, e-books and etc. The Group provides payment collection services mainly through third-party professional payment and settlement institutions. The Group generally charges commission as a percentage of the gross proceeds or collection amount, and the revenue is estimated by the Group based on its internal system, which is confirmed with the respective cooperators.

Sales of third party anti-virus software

The Group purchases software, such as anti-virus software, from third-party software developers for online distribution to users. The Group recognizes revenue when the activation code of the software is delivered. The Group evaluates its software sales contracts to determine whether to recognize revenues on a gross basis or net of costs of obtaining the associated software. The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the sales. In April 2012, after an agreement with a third-party developer was expired, the Group's sales of third party anti-virus software has been insignificant.

Deferred revenue

Deferred revenue

Deferred revenue primarily includes cash received in advance from customers or end users and unrecognized license fee related to a license granted under a nonmonetary transaction as described in Note 8(v), and deferred subsidy income. The unused cash balances remaining in customers or users' accounts are recorded as a liability. Deferred revenues related to prepayments from third party customers or end users will be recognized as revenue when all of the revenue recognition criteria are met, and deferred revenue related to license fee will be recognized as revenue based on the contract term.

Costs of revenues

Costs of revenues

Cost of revenues primarily consists of business tax, value added tax ("VAT") and related surcharges, payment collection costs, salaries and benefits, bandwidth costs, depreciation of equipment and revenue sharing to third party partners.

Business tax and related surcharges by various Chinese local tax authorities are incurred at rates ranging from 3.39% to 8.70% on revenue generated from providing services.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing and Tianjin in September and December 2012, respectively. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 3.36% to 6.78% on revenue generated from providing services which were previously subject to business tax.

Business tax and VAT included in revenues and cost of revenues for the years ended December 31, 2010, 2011 and 2012 were $2,938, $9,078 and $18,434, respectively.

Product development expenses

Product development expenses

The product development expenses primarily consist of the research and development expenses and expenses incurred for strengthening the existing products. Product development primarily focused on the development and enhancement of security products, cloud-based services, search engine related products, mobile internet products and other internet products and services.

Product development expenses include personnel-related expenses, bandwidth, license and technical service fees, depreciation of property and equipment and amortization of acquired intangible assets. The Group expenses product development costs as incurred.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs of $9,114, $7,843 and $21,082 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Subsidy income

Subsidy income

Government subsidy is recorded as a liability in deferred revenue when received, and recognized as subsidy income when the project is inspected and confirmed by the government, or it is not subject to future return or reimbursement. The Group recognized subsidy income of $266, $151 and $2,570 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not of being realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year excluding any outstanding ordinary shares that are contingently refundable subject to the satisfaction of both the service and performance condition on the nonvested shares. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company computes earnings per Class A and Class B ordinary shares using the two-class method. The unvested portions of nonvested shares are participating securities as all outstanding nonvested shares are entitled to nonforfeitable dividends that participate in undistributed earnings with ordinary shares. Since the nonvested shares are considered participating securities, the nonvested shares issued by the Company are required to apply the two-class method when computing basic earnings per share.

The Group has share options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options is computed using the treasury stock method.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in its local currency, the Renminbi ("RMB") which is the functional currency of these entities. The financial records of the Company's subsidiaries located in Hong Kong are maintained in U.S. dollar which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income of the Group includes the cumulative foreign currency translation adjustments and net income for the year. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes or Binomial-Model option pricing model to measure the value of options granted to employees and nonemployees at each grant date or measurement date.

Risks and uncertainties

Risks and uncertainties

The Group participates in a dynamic industry with rapid changes in regulations, technology trends, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain certain necessary employees to support its growth; risks associated with the Group's ability to keep and increase the user base; risks associated with the Group's growth strategies and general risks associated with the internet security industry, and risks surrounding pending litigations.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from their customers. The Group maintains reserves for potential credit losses.

Details of the customers that account for 10% or more of total revenues are as follow:

	For the year ended December 31,
	2010	2011	2012

Customer
A	21%	10%	5%
B	6%	11%	10%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2011	2012

Customer
A	10%	-
B	24%	29%
C	8%	12%

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

·	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ''more likely than not'' that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

·	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
·	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which will not have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which will not have a significant impact on its financial condition or results of operations.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Details of Companys subsidiaries, its VIEs and VIEs subsidiaries
	Place of	Later of	Percentage of
	establishment/	acquisition/	economic
	incorporation	incorporation	ownership

Subsidiaries
Qizhi Software (Beijing) Co., Ltd. ("Qizhi Software")	PRC	December 28, 2005	100%
Tianjin Qisi Technology Co., Ltd. ("Tianjin Qisi")	PRC	September 15, 2011	100%
Beijing Qichuang Yousheng Keji Co., Ltd (“QCYS”)	PRC	July 24, 2012	100%
Qifei Xiangyi (Beijing) Software Co., Ltd (“QFXY)	PRC	August 17, 2012	100%
Qiji International Development Limited ("Qiji International")	HK	November 1, 2010	100%
Qifei International Development Co. Limited ("Qifei International")	HK	November 2, 2010	100%
360 International Development Co. Limited ("360 International")	HK	November 2, 2010	100%

VIEs
Beijing 3G3W Science & Technology Co., Ltd. ("3G")	PRC	December 28, 2005	100%
Beijing Qibu Tianxia Technology Co., Ltd. ("QBTX")	PRC	November 28, 2006	100%
Beijing Qihu Technology Co., Ltd. ("Beijing Qihu")	PRC	August 13, 2007	100%
Qihoo 360 Software (Beijing) Co., Ltd. ("QH360")	PRC	May 4, 2009	100%
Shanghai Qitai Network Technology Co., Ltd. ("Shanghai Qitai")	PRC	September 2, 2009	100%
Beijing Star World Technology Co., Ltd. ("Beijing Star World")	PRC	October 12, 2009	100%
Chengdu Qiying Technology Co., Ltd. ("CDQY")	PRC	December 17, 2009	100%
Qihoo Ceteng Technology Co., Ltd. ("Ceteng ")	PRC	April 28, 2011	100%
Shanghai JN Technology Co., Ltd. ("Shanghai JN ")	PRC	August 5, 2011	100%
Shanghai Yizhitang Information Service Co., Ltd. ("YZT")	PRC	December 1, 2011	100%
360 Youjiu (Beijing) Technology Co., Ltd. (“360 Youjiu”)	PRC	March 12, 2012	77.78%
Shanghai Qihu Technology Co., Ltd. (“Shanghai QH”)	PRC	April 26, 2012	100%
Sanya Qijun Technology Co., Ltd. (“SYQJ”)	PRC	September 25, 2012	100%

VIEs' Subsidiaries
Beijing Yuan Tu Technology Co., Ltd. ("Yuan Tu")	PRC	December 28, 2010	70%
Shanghai Juliu Software Technology Co., Ltd. (“SHJL”)	PRC	July 11, 2012	60%
Beijing Jueying Telecommunication Technology Co., Ltd. (“BJJY”)	PRC	August 31, 2012	100%
Beijing Qifutong Technology Co., Ltd. (“QFT”)	PRC	October 25, 2012	100%
Beijing Chuxun Technology Co., Ltd. (“BJCX”)	PRC	December 17, 2012	70%
Beijing Wanbokesi Information Technology Co., Ltd. (“WBKS”)	PRC	December 24, 2012	100%

Schedule of Variable Interest Entities
		December 31,
		2011	2012

Total current assets		$59,800	$94,689
Total noncurrent assets		35,627	89,202

Total assets		95,427	183,891

Total current liabilities		28,807	68,975
Total noncurrent liabilities		1,880	3,613

Total liabilities		$30,687	$72,588

	Year ended December 31,
	2010	2011	2012

Revenues	$48,967	$160,613	$303,200
Net income	$15,220	$78,494	$150,408

	Year ended December 31,
	2010	2011	2012

Net cash provided by operating activities	$9,975	$56,621	$75,983
Net cash used in investing activities	(5,477)	(32,367)	(50,951)
Net cash provided by financing activities	-	1,545	36

	$4,498	$25,799	$25,068

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property and equipment, estimated useful lives
Computer equipment and application software	3 years
Building	44 - 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 - 5 years
Leasehold improvements	lesser of the lease term or the estimated
useful life of the assets

Acquired intangible assets, estimated useful lives
Domain names	3 - 10 years
Source code	5 - 8 years
Technology	3 - 10 years
Non-compete agreement	1 - 5 years
Trade mark	3 years
License of service provider	8 years

Concentration of credit risk

Details of the customers that account for 10% or more of total revenues are as follow:

	For the year ended December 31,
	2010	2011	2012

Customer
A	21%	10%	5%
B	6%	11%	10%

Details of the customers accounting for 10% or more of accounts receivable are as follows:

	December 31,
	2011	2012

Customer
A	10%	-
B	24%	29%
C	8%	12%

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Internet service business [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

Anti-virus business [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	December 31,
	2011	2012

Accounts receivable	$16,809	$23,804
Allowance for doubtful accounts	(68)	(213)
Accounts receivable, net	$16,741	$23,591

Movement of allowance for doubtful accounts
	2010	2011	2012

Balance at beginning of year	$51	$14	$68
(Reversal of) charge to expenses	(32)	51	154
Write offs during the year	(4)	-	(10)
Exchange rate differences	(1)	3	1
Balance at end of year	$14	$68	$213

Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
	December 31,
	2011	2012

Prepaid rental	$907	$338
Rental and other deposits	458	995
Prepaid license and technical service fee	1,424	1,260
Prepaid principal for investments (i)	1,168	1,003
VAT Input for purchasing fixed assets	-	7,895
Prepayment to service providers (ii)	1,257	1,718
Bridge loans (iii)	1,209	593
Guarantee loan to employees related to
exercise of share options (iv)	894	753
Receivable of exercise cost of share options (v)	30	4,907
Interest receivable	955	1,086
Prepayment for technology purchase and research
project to a third party individual	715	-
Advance to suppler for purchase of property and equipment	463	1,115
Loan to employees (vi)	137	428
Reimbursements receivable from ADS
depositary service(vii)	-	1,456
Others	3,191	3,255
Total	$12,808	$26,802

(i)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(ii)	Amount represents the advance payments made on behalf of the end users to the service providers in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.

(iii)	The Group provided unsecured interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties.

(iv)	Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.

(v)	The Group's employees exercised their stock options for the purchase of the Company's shares through a trading institution. The balance of $4,907 represents the exercise cost to be received by the Group from the trading institution. The balance was received in January 2013.

(vi)	The loans were interest-free with repayment period from six months to one year. Such loans are guaranteed by options and nonvested shares that the Company granted to those employees.

(vii)	The Bank of New York Mellon provides ADS depository services to the Company and reimburses partial service fees to the Company according to the service agreement. The balance represents the receivable from the bank.

Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
Long-term Investments
	December 31,
	2011	2012

Cost method investments:
An internet service company, Investee E (i)	$5,500	$3,191
An internet service company, Investee F (ii)	-	1,500
An internet service company, Investee G (ii)	-	1,575
An internet service company, Investee H (iii)	929	1,379
Others (viii)	2,424	6,344
Less: impairment loss on long-term investments (iv)	(666)	(1,427)
Cost method investments, net	$8,187	$12,562
Equity method investments:
An internet security company, Investee I (v)	1,958	1,761
A web game company, Investee J (vi)	1,547	1,300
An internet security company, Investee K (vii)	-	1,891
Others (viii)	4,105	11,586
Less: impairment loss on long-term investments (iv)	(236)	(1,541)
Equity method investments, net	7,374	14,997
Total	$15,561	$27,559

(i)	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.

(ii)	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.

(iii)	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.

(iv)	An impairment charge is recorded if the carrying amount of the equity method investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012 on these equity method investments based on their fair value which would be minimal.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 million in 2010, 2011 and 2012, respectively for certain cost method investments as their financial positions and performance of these investee companies are deteriorating and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group estimated the fair values of these investee companies would be minimal.

(v)	In November 2011, the Group entered into a nonmonetary transaction with the Investee I. The Group provides the license for using the Group's certain technology licenses to Investee I in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee I. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten year contract period. In June 2012, the Group made an additional investment in Investee I for an aggregate price of $2,140 in cash to avoiding dilution in its series B financing. The Group recognized $142 and $2,337 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.

(vi)	In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee J, with independent third parties. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee J. The Group recognized $25 and $247 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.

(vii)	In April 2012, the Group entered into a share purchase agreement with Investee K to purchase its 20% ordinary shares for an aggregate purchase price of $2,006. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee K. The Group recognized $115 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.

(viii)	As of December 31, 2011, the Group had 18 investments mainly in internet technology industry with equity interest from 1.5% to 40%. In 2012, the Group made 37 new investments other than the above 7 investments with initial considerations less than $1,000, which are specialized in mobile internet business, game development and security business with the equity interest ranging from 5% to 40%. The Group used cost method of accounting to account for the investments with equity interest below 20% when the Group does not have the ability to exercise significant influence, and used the equity method of accounting to account for the investments with equity interest between 20% and 50% when the Group has the ability to exercise significant influence but does not have controlling interest over the investments. During 2012, the Group sold two equity method investments and certain of its equity interests in two cost method investments and recognized a total gain of $4,766. No such transaction occurred in 2010 and 2011.

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Property and equipment, net
	December 31,
	2011	2012

Computer equipment and application software	$22,105	$81,023
Building (i)	671	45,050
Office building related facility and machines (i)	-	13,212
Furniture and vehicles	507	4,422
Leasehold improvements	1,336	1,038
	24,619	144,745
Less: Accumulated depreciation and amortization	7,954	18,710
Property and equipment, net	$16,665	$126,035

(i)	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. As of December 31, 2012, the Group completed the acquisition of one parcel of the building and capitalized the related building cost of $43,927 and the cost for the facilities of the building of $13,212. As of December 31, 2012, the other parcel of the building is still under construction.

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $781, $3,393 and $14,768, respectively.

Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net [Abstract]
Land Use Rights, Net
	December 31,
	2011	2012

Land use rights	$-	$73,785

Less: accumulated depreciation and amortization	-	140
Land use rights, net	$-	$73,645

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
	December 31,
	2011	2012

Indefinite-lived:
Domain names	$757	$360
Trademarks	1,274	1,288
License of service provider	604	-
Definite-lived:
Domain names	836	2,426
Source code	1,752	1,754
Technology	4,579	6,999
Non-compete agreement	121	3,933
License of service provider	-	610
Trademarks	-	77
Total acquired intangible assets	9,923	17,447
Less: Accumulated amortization
Domain names	(64)	(423)
Source code	(572)	(821)
Technology	(1,009)	(1,872)
Non-compete agreement	(59)	(299)
Trademarks	-	(2)
Accumulated amortization	(1,704)	(3,417)
Less: Impairment loss
Domain names	(278)	(692)
Source code	(87)	(158)
Trademarks	-	(197)
Technology	-	(673)
Accumulated impairment loss	(365)	(1,720)
Acquired intangible assets, net	$7,854	$12,310

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

	2011	2012

Beginning balance	$3,918	$4,580
Goodwill acquired in acquisitions of business	458	-
Exchange rate differences	204	48
Ending balance	4,580	4,628

Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
	December 31,
	2011	2012

Payroll related payable	5,481	13,446
Amount due to employees (i)	4,605	29
Accrued marketing promotion expenses	1,658	6,102
Accrued bandwidth	1,378	9,052
Accrued professional service fee	1,346	3,145
Payable for purchasing land use rights and plant, property
and equipment and intangible assets	915	125,760
Accrued agent rebates and profit sharing cost	844	1,723
Accrued license and technical service fee	750	369
Consideration payable for investments
and acquisitions	498	414
Other tax payable	233	2,616
Deposits from E-commerce customers	1,083	1,376
Other current liabilities	1,011	4,514
Total	$19,802	$168,546

(i)	Amount represents cash received by the Group from the trading institution for selling ordinary shares on behalf of the employees, which will be paid to the employee subsequently.

Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue [Abstract]
Deferred Revenue

	December 31,
	2011	2012

Deferred revenue - current:
Deferred revenue from customers (i)	$8,356	$14,915
Deferred revenue for system
development services (ii)	3,006	1,102
Deferred subsidy income (iii)	517	4,093
Deferred license fee (iv)	210	210
Deferred reimbursement of ADS
depositary service (v)	-	729
Total deferred revenue - current	$12,089	$21,049
Deferred revenue - noncurrent
Deferred license fee (iv)	$1,853	$1,654
Deferred revenue for system
development services (ii)	-	408
Deferred subsidy income (iii)	1,589	3,059
Deferred reimbursement of ADS
depositary service (v)	1,671	1,641
Total deferred revenue - noncurrent	$5,113	$6,762

(i)	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.

(ii)	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.

(iii)	The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.

(iv)	Deferred license fee was related to the nonmonetary transaction as described in Note 8(v).

(v)	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense
	For the year ended December 31,
	2010	2011	2012

Current income tax expense	$403	$10,724	$12,062
Deferred income tax expense (benefit)	60	150	(683)
Total income tax expense	$463	$10,874	$11,379

Components of Deferred Tax Assets and Liabilities
	December 31,
	2011	2012

Current deferred tax assets:
Accrued payroll	$797	$1,950
Provision of allowance for doubtful accounts	15	125
Deferred revenue-current	-	196
Other assets	52	-
Less: Valuation allowance	(6)	(140)
Current deferred tax assets, net	858	2,131
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	457	440
Acquired intangible assets	57	175
Advertising and promotion expenses	23	-
Subsidy income	-	130
Net operating loss carry forwards	1,137	975
Less: Valuation allowance	(1,160)	(975)
Noncurrent deferred tax assets, net	514	745
Noncurrent deferred tax liabilities:
Acquired intangible assets	507	425
Subsidy income	-	365
Noncurrent deferred tax liabilities	$507	$790

Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2010	2011	2012

Income before income tax expense	$9,011	$25,855	62,695
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	2,253	6,464	15,674
Permanent differences	75	116	870
Effect of different income tax calculation
method required by tax bureau	(2,416)	(84)	67
Effect of different income tax rates
in other jurisdictions	1,093	10,585	12,192
Effect of income tax holiday
and preferential tax rates	(717)	(7,036)	(17,844)
Changes in valuation allowance	175	829	420
Income tax expense	$463	$10,874	$11,379

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Share [Abstract]
Computation of basic and diluted net income per share
	2010	2011	2012

Net income attributable to Qihoo 360 Technology Co. Ltd	8,508	15,603	46,746
Accretion of Series A shares	815	203	-
Accretion of Series B shares	1,250	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Undistributed earnings allocated to participating unvested shares(i)	778	1,124	2,049
Net income attributable to Class A and Class B ordinary shareholders
for computing basic net income per ordinary share	2,741	13,708	44,697
Net income attributable to nonvested shareholders for computing
basic net income per participating unvested shares(i)	778	1,124	2,049
Accretion of Series A shares	815	203	-
Undistributed earnings allocated to Series A shares(i)	1,040	-	-
Net income attributable to Series A shareholders for computing basic
net income per Series A share	1,855	203	-
Accretion of Series B shares	1,250	313	-
Undistributed earnings allocated to Series B shares(i)	906	-	-
Net income attributable to Series B shareholders for computing basic
net income per Series B share	2,156	313	-
Accretion of Series C shares	978	255	-
Undistributed earnings allocated to Series C shares(i)	-	-	-
Net income attributable to Series C shareholders for computing basic
net income per Series C share	978	255	-
Weighted average ordinary shares outstanding used in computing basic
net income per Class A and Class B ordinary share	55,568,041	137,775,752	168,709,221
Weighted average shares used in calculating net income per
participating unvested share-basic	15,782,530	11,292,535	7,733,645
Weighted average shares outstanding used in computing basic
net income per Series A share	32,603,760	8,356,247	-
Weighted average shares outstanding used in computing basic
net income per Series B share	37,878,789	9,755,085	-
Weighted average shares outstanding used in computing basic
net income per Series C share	7,659,818	2,057,209	-
Weighted average ordinary shares outstanding used in computing diluted
net income per Class A and Class B ordinary share(ii)	71,350,571	172,992,515	183,623,235
Net income per Class A and Class B ordinary share-basic	0.05	0.10	0.26
Net income per participating unvested share-basic	0.05	0.10	0.26
Net income per Series A share-basic	0.06	0.02	NA
Net income per Series B share-basic	0.06	0.03	NA
Net income per Series C share-basic	0.13	0.12	NA
Net income per Class A and Class B ordinary share-diluted	0.05	0.09	0.25

(i)	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

(ii)	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Fair Value of Share Options, Valuation Assumptions
Year ended December 31,
	2011	2012

Risk-free interest rate	2.74% - 3.88%	2.83% - 3.35%
Expected life (years)	5.40 - 6.35	6.35
Volatility	43.10% - 57.70%	46.98% - 74%
Dividend yield	-	-
Fair value of underlying ordinary shares
at the grant date	5.01 - 14.09	11.17 - 14.73
Fair value of the share options at the grant date	2.64 - 8.15	5.50 - 8.31

Schedule of Share Options Roll Forward
		Weighted average
		exercise price
	Number of options	per option

Outstanding at January 1, 2010	896,050	$15
Granted	5,149,000	2.8
Exercised	-
Forfeited	(131,100)
Outstanding at December 31, 2010	5,913,950	2.6
Granted	8,294,900	8.1
Exercised	(31,172)
Expired	(3,499)
Forfeited	(487,600)
Outstanding at December 31, 2011	13,686,579	5.8
Granted	4,213,000	11.8
Exercised	(1,615,452)
Expired	-
Forfeited	(1,136,113)
Outstanding at December 31, 2012	15,148,014	7.2
Vested and exercisable at December 31, 2012	4,808,547	$4.3
Vested and expect to vest at December 31, 2012	16,798,137	$6.9

Summary of Share Options Activities
	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2012	exercisable	option	2012

June 30, 2009	552,206	6.5 years	$1.50	$10,102	371,195	$1.50	$6,790
January 1, 2010	53,353	7.0 years	$2.20	939	40,853	$2.20	719
July 1, 2010	4,215,907	7.5 years	$2.80	71,642	2,411,407	$2.80	40,978
January 1, 2011	3,171,603	8.0 years	$5.20	46,284	1,439,784	$5.20	21,011
February 14, 2011	628,000	8.1 years	$5.20	9,165	103,000	$5.20	1,503
March 3, 2011	456,460	8.2 years	$6.00	6,296	60,835	$6.00	839
July 1, 2011	2,103,578	8.5 years	$12.94	14,417	338,566	$12.94	2,320
July 1, 2011	40,000	8.5 years	$9.67	405	8,000	$9.67	81
October 1, 2011	242,907	8.7 years	$10.89	2,162	34,907	$10.89	311
January 20,2012	1,407,500	9.0 years	$10.67	12,846	-	$10.67	-
February 10, 2012	910,000	9.1 years	$11.35	7,686	-	$11.35	-
March 1, 2012	33,000	9.2 years	$14.09	188	-	$14.09	-
April 15, 2012	148,000	9.3 years	$14.52	780	-	$14.52	-
July 15, 2012	389,000	9.5 years	$10.95	3,439	-	$10.95	-
July 15, 2012	40,000	9.5 years	$10.67	365	-	$10.67	-
October 15, 2012	756,500	9.8 years	$14.67	3,878	-	$14.67	-
Total	15,148,014			$190,594	4,808,547		$74,552

Schedule of Nonvested Shares Granted
		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2010	11,058,219
Granted	1,670,000	$1.80
Vested	(1,379,985)
Forfeited	(214,640)
Outstanding at December 31, 2010	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)
Forfeited	(380,610)
Outstanding at December 31, 2011	8,184,251
Granted	4,845,877	$12.03
Vested	(3,136,471)
Forfeited	(1,121,419)
Outstanding at December 31, 2012	8,772,238
Vested and to be transferred to grantees at
December 31, 2012	15,378,240
Vested and expect to vest at December 31, 2012	24,150,478

(i)	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party balances and transactions [Abstract]
Related party relationship with Group
Name of the related party	Relationship with the Group

Related party M	Noncontrolling interest shareholder
of one of the Group's subsidiaries
Related party N	The Group’s cost method investee
Related party P	Noncontrolling interest shareholder
of one of the Group's subsidiaries

Amount due to related parties
	December 31,
	2011	2012

Related party M (i)	$969	$-
Related party N (ii).	$56	$-
Related party P (iii).	$-	$148

(i)	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.

(ii)	It represents the unpaid promotion expense.

(iii)	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which has been settled in February 2013.

Main transactions with related parties
		For the year ended December 31,
Nature	Company Name	2010	2011	2012

Marketing promotion received from	Related party N	$-	$56	$-
Disposal equity interest of Shanghai yiyi to (i)	Related party M	$-	$-	$4,207

(i)	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments under operating lease agreements
2013	$2,694
2014	808
2015	565
2016	76
2017	-
$4,143

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

	As of December 31, 2011 Fair Value Measurements at the Reporting Date Using				As of December 31, 2012 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Cash equivalents-term deposits	$256,555	$-	$-	$256,555	$153,805	$-	$-	$153,805
Trading securities	$231	$-	$-	$231	$179	$-	$-	$179
Total	$256,786	$-	$-	$256,786	$153,984	$-	$-	$153,984

Segments and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Segments and geographic information [Abstract]
Segments and geographic information
	For the year ended December 31,
	2010	2011	2012

Internet services
Online advertising	$38,826	$123,048	$221,488
Internet value-added services	14,774	43,567	103,316
Other services	190	346	4,078
Sales of third party anti-virus software	3,875	890	150
Total	$57,665	$167,851	$329,032

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company Balance Sheets
	December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$241,842	$220,236
Restricted cash	-	300
Trading securities	231	179
Prepaid expenses and other current assets	1,092	8,416
Amounts due from subsidiaries and VIEs	7,988	29,805
Deferred tax assets - current	-	195

Total current assets	251,153	259,131

Acquired intangible assets, net	1,505	3,923
Investments in subsidiaries and VIEs	120,617	219,380
Cost method investment	929	1,379
Deferred tax assets - noncurrent	457	440

TOTAL ASSETS	$374,661	$484,253

LIABILITIES
Current liabilities:

Accrued expenses and other current	821	2,470
Deferred revenue-current	-	730
Amounts due to subsidiaries and VIEs	1,316	1,316

Total current liabilities	2,137	4,516

Deferred revenue-noncurrent	1,671	1,641

TOTAL LIABILITIES	$3,808	$6,157

EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	109	123
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	70	61
Additional paid-in capital	363,021	420,662
Accumulated other comprehensive income	6,263	9,114
Retained earnings	1,390	48,136

Total shareholders' equity	370,853	478,096

TOTAL EQUITY	370,853	478,096

TOTAL LIABILITIES AND EQUITY	$374,661	$484,253

Condensed Financial Information of Parent Company Statements of Operations

	For the year ended December 31,
	2010	2011	2012

Cost of revenues	-	16	4

Operating expenses:
Selling and marketing	524	31,473	21,289
General and administrative	359	6,788	10,815
Product development	3,394	12,283	21,782

Total operating expenses	4,277	50,544	53,886

Loss from operations	(4,277)	(50,560)	(53,890)

Interest income	72	1,662	4,702
Other income	-	-	1,277
Exchange (loss) gain	(148)	6,514	412
Impairment loss on long-term investments	-	(666)	-
Change in unrealized holding loss of trading securities	-	(220)	(52)

Loss before income tax expense and earnings from subsidiary and VIEs	(4,353)	(43,270)	(47,551)
Income in earnings of subsidiaries and VIEs	12,861	58,873	94,639

Income before income tax expense	8,508	15,603	47,088
Income tax expense	-	-	(342)

Net income attributable to Qihoo 360 Technology Co. Ltd.	8,508	15,603	46,746

Accretion of Series A convertible participating redeemable preferred shares	815	203	-
Accretion of Series B convertible participating redeemable preferred shares	1,250	313	-
Accretion of Series C convertible participating redeemable preferred shares	978	255	-

Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	$5,465	$14,832	$46,746

Condensed Financial Information of Parent Company Statements of Comprehensive Income
	For the year ended December 31,
	2010	2011	2012

Net income	$8,508	$15,603	$46,746

Other comprehensive income, net of tax:
Foreign currency translation adjustments	1,325	3,246	2,851

Other comprehensive income	1,325	3,246	2,851

Comprehensive income	9,833	18,849	49,597

Add: Comprehensive loss attributable to noncontrolling interest	-	-	-

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$9,833	$18,849	$49,597

Condensed Financial Information of Parent Company Statements of Changes in Equity
								Total
								Qihoo 360
						Accumulated	(Accumulated	Technology
					Additional	other	deficit)	Co. Ltd.
	Ordinary shares		Shares to be issued		paid-in	comprehensive	retained	shareholders'
	Shares	Amount	Shares	Amount	capital	income	earnings	equity

Balance as of January 1, 2010	65,339,960	$65	2,703,236	$3,558	$5,011	$1,692	$(18,907)	$(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement	5,642,720	6	(2,125,176)	(3,183)	3,177	-		-
Issuance of ordinary shares in connection with exercise of share options	578,060	1	(578,060)	(375)	374	-		-
Share-based compensation	-	-	-	-	4,006	-		4,006
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(815)	(815)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(1,250)	(1,250)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(978)	(978)
Net income	-	-	-	-	-	-	8,508	8,508
Foreign currency translation adjustments	-	-	-	-	-	1,325	-	1,325
Balance as of December 31, 2010	71,560,740	72	-	-	12,568	3,017	(13,442)	2,215
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(203)	(203)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(313)	(313)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(255)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangements	3,059,779	3	-	-	-	-	-	3
Share-based compensation	-	-	-	-	47,989	-	-	47,989
Issuance of ordinary shares in connection with exercise of options	31,172	-	-	-	48	-	-	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342	26,063,544	26	-	-	231,523	-	-	231,549
Conversion of participating redeemable preferred shares to ordinary shares	78,314,016	78	-	-	70,893	-	-	70,971
Net income	-	-	-	-	-	-	15,603	15,603
Foreign currency translation adjustments	-	-	-	-	-	3,246		3,246
Balance as of December 31, 2011	179,029,251	$179	-	$-	$363,021	$6,263	$1,390	$370,853

Issuance of ordinary shares in connection with share-based
compensation arrangements	3,512,394	3	-	-	-	-	-	3
Share-based compensation					50,605	-	-	50,605
Issuance of ordinary shares in connection with exercise of options	1,615,452	2	-	-	6,963	-	-	6,965
Disposal of noncontrolling interest in subsidiaries	-	-	-	-	73	-	-	73
Net income	-	-	-	-	-	-	46,746	46,746
Foreign currency translation adjustments	-	-	-	-	-	2,851	-	2,851

Balance as of December 31, 2012	184,157,097	$184	-	$-	$420,662	$9,114	$48,136	$478,096

Condensed Financial Information of Parent Company Statements of Cash Flow
	For the year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income	8,508	15,603	46,746
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	4,006	47,989	50,605
Gain from investments in subsidiaries and VIEs	(12,861)	(58,873)	(94,639)
Depreciation and amortization	149	243	582
Unrealized holding loss on trading securities	-	220	52
Loss from impairment of long-term investments	-	666	-
Prepaid expenses and other current assets	(599)	(352)	(2,307)
Deferred taxes	-	(457)	(178)
Accrued expenses and other current liabilities	269	92	149
Deferred revenue	-	1,671	700
Amount due from/to subsidiaries and VIEs	(19)	(20)	(21,816)

Net cash (used in) provided by operating activities	(547)	6,782	(20,106)

Cash flows from investing activities:
Restricted cash	-	-	(300)
Purchase of intangible assets	(1,096)	-	(1,500)
Net cash paid for business acquisition	(2,260)	-	-
Purchase of trading securities	-	(451)	-
Capital contribution for cost method investments	-	(929)	(450)
Investment in subsidiaries	-	(21,500)	(1,200)

Net cash used in investing activities	(3,356)	(22,880)	(3,450)

Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating
redeemable preferred shares	20,000	-	-
Payment of issuance costs of Series C convertible participating
redeemable preferred shares	(78)	-	-
Proceeds from exercise of share options	375	20	2,089
Proceeds from issuance of ordinary shares upon IPO	-	234,312	-
Payment of IPO costs	-	(2,339)	-
Payment for share repurchase	-	-	(139)

Net cash provided by financing activities	20,297	231,993	1,950

Net increase (decrease) in cash and cash equivalents	16,394	215,895	(21,606)
Cash and cash equivalents at beginning of year	9,553	25,947	241,842

Cash and cash equivalents at end of year	25,947	241,842	220,236

Organization and Principal Activities (Details of Company's subsidiaries, its VIEs and VIEs' subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Qizhi Software (Beijing) Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 28, 2005
Percentage of economic ownership	100.00%
Tianjin Qisi Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep 15, 2011
Percentage of economic ownership	100.00%
Beijing Qichuang Yousheng Keji Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Jul 24, 2012
Percentage of economic ownership	100.00%
Qifei Xiangyi (Beijing) Software Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug 17, 2012
Percentage of economic ownership	100.00%
Qiji International Development Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov 1, 2010
Percentage of economic ownership	100.00%
Qifei International Development Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov 2, 2010
Percentage of economic ownership	100.00%
360 International Development Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov 2, 2010
Percentage of economic ownership	100.00%
Beijing 3G3W Science & Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 28, 2005
Percentage of economic ownership	100.00%
Beijing Qibu Tianxia Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Nov 28, 2006
Percentage of economic ownership	100.00%
Beijing Qihu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug 13, 2007
Percentage of economic ownership	100.00%
Qihoo 360 Software (Beijing) Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	May 4, 2009
Percentage of economic ownership	100.00%
Shanghai Qitai Network Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep 2, 2009
Percentage of economic ownership	100.00%
Beijing Star World Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Oct 12, 2009
Percentage of economic ownership	100.00%
Chengdu Qiying Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 17, 2009
Percentage of economic ownership	100.00%
Qihoo Ceteng Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Apr 28, 2011
Percentage of economic ownership	100.00%
Shanghai JN Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug 5, 2011
Percentage of economic ownership	100.00%
Shanghai Yizhitang Information Service Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 1, 2011
Percentage of economic ownership	100.00%
360 Youjiu (Beijing) Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Mar 12, 2012
Percentage of economic ownership	77.78%
Shanghai Qihu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Apr 26, 2012
Percentage of economic ownership	100.00%
Sanya Qijun Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep 25, 2012
Percentage of economic ownership	100.00%
Beijing Yuan Tu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 28, 2010
Percentage of economic ownership	70.00%
Shanghai Juliu Software Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Jul 11, 2012
Percentage of economic ownership	60.00%
Beijing Jueying Telecommunication Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug 31, 2012
Percentage of economic ownership	100.00%
Beijing Qifutong Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Oct 25, 2012
Percentage of economic ownership	100.00%
Beijing Chunxun Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 17, 2012
Percentage of economic ownership	70.00%
Beijing Wanbokesi Information Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec 24, 2012
Percentage of economic ownership	100.00%

Organization and Principal Activities (The VIE arrangements) (Details)	12 Months Ended
Dec. 31, 2012
Business operation agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Technology consulting and services agreements [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Technology consulting and services agreements [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	3 years
Equity disposition agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Loan agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Variable Interest Entity, Ownership Percentage	100.00%
Equity pledge agreements [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Power of attorney [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Arrangements, Term	10 years
Variable Interest Entity, Ownership Percentage	100.00%

Organization and Principal Activities (Schedule of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 435,272	$ 374,369
Total assets	689,529	423,958
Total current liabilities	203,714	46,560
Total liabilities	211,266	52,466
Revenues	329,032	167,851	57,665
Net income	46,471	14,544	8,491
Net cash provided by operating activities	117,788	82,303	20,125
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Net cash provided by financing activities	1,986	233,280	20,253
Net increase in cash and cash equivalents	36,933	283,226	32,361
VIEs and their subsidiaries [Member]
Variable Interest Entity [Line Items]
Total current assets	94,689	59,800
Total noncurrent assets	89,202	35,627
Total assets	183,891	95,427
Total current liabilities	68,975	28,807
Total noncurrent liabilities	3,613	1,880
Total liabilities	72,588	30,687
Revenues	303,200	160,613	48,967
Net income	150,408	78,494	15,220
Net cash provided by operating activities	75,983	56,621	9,975
Net cash used in investing activities	(50,951)	(32,367)	(5,477)
Net cash provided by financing activities	36	1,545	0
Net increase in cash and cash equivalents	$ 25,068	$ 25,799	$ 4,498
Percentage of consolidated revenues VIEs contribute	92.10%	95.70%	84.90%
Percentage of consolidated total assets VIEs accounted for	26.70%	22.50%
Percentage of consolidated total liabilities VIEs accounted for	34.40%	58.50%

Summary of Significant Accounting Policies (Plant and equipment, estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	44 - 60 years
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 - 15 years
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 - 5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	lesser of the lease term or the estimated useful life of the assets

Summary of Significant Accounting Policies (Acquired intangible assets, estimated useful lives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Domain names [Member] Maximum [Member]	Dec. 31, 2012 Domain names [Member] Minimum [Member]	Dec. 31, 2012 Source code [Member] Maximum [Member]	Dec. 31, 2012 Source code [Member] Minimum [Member]	Dec. 31, 2012 Technology [Member] Maximum [Member]	Dec. 31, 2012 Technology [Member] Minimum [Member]	Dec. 31, 2012 Non-compete agreement [Member] Maximum [Member]	Dec. 31, 2012 Non-compete agreement [Member] Minimum [Member]	Dec. 31, 2012 Trade mark [Member]	Dec. 31, 2012 License of service provider [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired Definite-lived Intangible Assets, Weighted Average Useful Life (in years)			10 years	3 years	8 years	5 years	10 years	3 years	5 years	1 year	3 years	8 years
Carrying values of intangible assets with definite useful lives	$ 11,140	$ 5,497
Carrying values of intangible assets with indefinite lives	$ 1,170	$ 2,357

Summary of Significant Accounting Policies (Concentration of credit risk) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
A [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	10.00%	21.00%
A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
B [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.00%	6.00%
B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	24.00%
C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	8.00%

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Impairment losses on long-lived assets		$ 1,151,000	$ 87,000	$ 0
Impairment loss on goodwill		0	0	0
Impairment loss on indefinite-lived intangible assets		197,000	0	0
Significant influence existence criteria, minimum ownership percentage		20.00%
Significant influence existence criteria, maximum ownership percentage		50.00%
Impairment loss on equity method investments		1,541,000	236,000	0
Impairment loss on cost method investments		761,000	666,000	0
Business tax and related surcharges rate, Minimum		3.39%
Business tax and related surcharges rate, Maximum		8.70%
VAT and related surcharges rate, Minimum	3.36%
VAT and related surcharges rate, Maximum	6.78%
Business tax and VAT included in revenues and cost of revenues		18,434,000	9,078,000	2,938,000
Advertising cost		21,082,000	7,843,000	9,114,000
Subsidy income		$ 2,570,000	$ 151,000	$ 266,000
Minimum likelihood of uncertain being sustained for uncertain income tax position being recognized		50.00%

Acquisition (Recognized Identified Assets Acquired and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended
	Jun. 30, 2011 Internet service business [Member]	Dec. 31, 2011 Internet service business [Member]	May 31, 2011 Internet service business [Member]	Aug. 26, 2010 Internet service business [Member]	May 31, 2011 Internet service business [Member] Domain names [Member]	May 31, 2011 Internet service business [Member] Technology [Member]	Jun. 24, 2011 Anti-virus business [Member]	Jun. 24, 2011 Anti-virus business [Member] Technology [Member]	Jun. 24, 2011 Anti-virus business [Member] Non-compete agreement [Member]	Dec. 31, 2012 Software development business [Member]
Business Acquisition [Line Items]
Cash			$ 615
Other current assets			13
Property and equipment			28
Intangible assets					408	293		304	67
Goodwill			338				120
Other current liabilities			(21)
Fair value of 35% equity interests owned by Group			(1,056)
Total			618				491			312
Initial investment of 35% equity interests owned by Group				772
Equity Interest in Acquiree immediately before the acquisition date, Percentage				35.00%
Equity Interest New Acquired, step acquisition, Percentage	65.00%									65.00%
Loss from Remeasurement of 35% equity interests owned by Group	342
Cash consideration paid for acquisition		618								185
Cash brought from acquisition										$ 443

Acquisition (Business Acquisition, Pro Forma Information) (Details) (Internet service business including Anti-virus business [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Internet service business including Anti-virus business [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 167,953	$ 57,838
Pro forma net income	$ 14,394	$ 8,400
Pro forma earnings per ordinary share-basic (in dollars per share)	$ 0.1	$ 0.05
Pro forma earnings per ordinary share-diluted (in dollars per share)	$ 0.08	$ 0.05

Disposal of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Shanghai Yiyi [Member]	Dec. 31, 2012 Shanghai Yiyi [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of disposed equity interest			53.50%
Cash consideration of equity interest disposed			$ 4,207
Gain on disposal of a subsidiary	$ 3,566	$ 0		$ 3,566

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Restricted Cash [Abstract]
Cash reserved for registration of VIEs subsidiaries	$ 1,605
Cash reserved to guarantee application for operation right from international internet organization	$ 300

Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable consists of:
Accounts receivable	$ 23,804	$ 16,809
Allowance for doubtful accounts	(213)	(68)	(14)	(51)
Accounts receivable, net	$ 23,591	$ 16,741

Accounts Receivable (Movement of allowance for doubtful accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 68	$ 14	$ 51
(Reversal of) charge to expenses	154	51	(32)
Write offs during the year	(10)	0	(4)
Exchange rate differences	1	3	(1)
Balance at end of year	$ 213	$ 68	$ 14

Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid rental	$ 338		$ 907
Rental and other deposits	995		458
Prepaid license and technical service fee	1,260		1,424
Prepaid principal for investments	1,003	[1]	1,168	[1]
VAT Input for purchasing fixed assets	7,895		0
Prepayment to service providers	1,718	[2]	1,257	[2]
Bridge loans	593	[3]	1,209	[3]
Guarantee loan to employees related to exercise of share options	753	[4]	894	[4]
Receivable of exercise cost of share options	4,907	[5]	30	[5]
Interest receivable	1,086		955
Prepayment for technology purchase and research project to third party individual	0		715
Advance to supplier for purchase of property and equipment	1,115		463
Loan to employees	428	[6]	137	[6]
Reimbursements receivable from ADS depositary service	1,456	[7]	0	[7]
Others	3,255		3,191
Total	$ 26,802		$ 12,808

[1]	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.
[2]	Amount represents the advance payments made on behalf of the end users to the service providers in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.
[3]	The Group provided unsecured interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties.
[4]	Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.
[5]	The Group's employees exercised their stock options for the purchase of the Company's shares through a trading institution. The balance of $4,907 represents the exercise cost to be received by the Group from the trading institution. The balance was received in January 2013.
[6]	The loans were interest-free with repayment period from six months to one year. Such loans are guaranteed by options and nonvested shares that the Company granted to those employees.
[7]	The Bank of New York Mellon provides ADS depository services to the Company and reimburses partial service fees to the Company according to the service agreement. The balance represents the receivable from the bank.

Prepaid expenses and other current assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Prepaid expenses and other current assets [Line Items]
Repayment period of loan to employees	6 months
Maximum [Member]
Prepaid expenses and other current assets [Line Items]
Repayment period of loan to employees	1 year

Long-term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Cost method investments:
Less: impairment loss on long-term investments	$ (1,427)	[1]	$ (666)	[1]
Cost method investments, net	12,562		8,187
Equity method investments:
Less: impairment loss on long-term investments	(1,541)	[1]	(236)	[1]
Equity method investments, net	14,997		7,374
Total	27,559		15,561
Internet service company, Investee E [Member]
Cost method investments:
Cost method investments, Gross	3,191	[2]	5,500	[2]
Internet service company, Investee F [Member]
Cost method investments:
Cost method investments, Gross	1,500	[3]	0	[3]
Internet service company, Investee G [Member]
Cost method investments:
Cost method investments, Gross	1,575	[3]	0	[3]
Internet service company, Investee H [Member]
Cost method investments:
Cost method investments, Gross	1,379	[4]	929	[4]
Internet security company, Investee I [Member]
Equity method investments:
Equity method investments, Gross	1,761	[5]	1,958	[5]
Web game company, Investee J [Member]
Equity method investments:
Equity method investments, Gross	1,300	[6]	1,547	[6]
Internet security company, Investee K [Member]
Equity method investments:
Equity method investments, Gross	1,891	[7]	0	[7]
Others [Member]
Cost method investments:
Cost method investments, Gross	6,344	[8]	2,424	[8]
Equity method investments:
Equity method investments, Gross	$ 11,586	[8]	$ 4,105	[8]

[1]	An impairment charge is recorded if the carrying amount of the equity method investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of nil, $236 and $1,541 in 2010, 2011 and 2012 on these equity method investments based on their fair value which would be minimal. The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of nil, $666 and $761 million in 2010, 2011 and 2012, respectively for certain cost method investments as their financial positions and performance of these investee companies are deteriorating and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group estimated the fair values of these investee companies would be minimal.
[2]	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[3]	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[4]	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[5]	In November 2011, the Group entered into a nonmonetary transaction with the Investee I. The Group provides the license for using the Group's certain technology licenses to Investee I in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee I. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten year contract period. In June 2012, the Group made an additional investment in Investee I for an aggregate price of $2,140 in cash to avoiding dilution in its series B financing. The Group recognized $142 and $2,337 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.
[6]	In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee J, with independent third parties. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee J. The Group recognized $25 and $247 share of loss in 2011 and 2012, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011 and 2012.
[7]	In April 2012, the Group entered into a share purchase agreement with Investee K to purchase its 20% ordinary shares for an aggregate purchase price of $2,006. The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee K. The Group recognized $115 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[8]	As of December 31, 2011, the Group had 18 investments mainly in internet technology industry with equity interest from 1.5% to 40%. In 2012, the Group made 37 new investments other than the above 7 investments with initial considerations less than $1,000, which are specialized in mobile internet business, game development and security business with the equity interest ranging from 5% to 40%. The Group used cost method of accounting to account for the investments with equity interest below 20% when the Group does not have the ability to exercise significant influence, and used the equity method of accounting to account for the investments with equity interest between 20% and 50% when the Group has the ability to exercise significant influence but does not have controlling interest over the investments. During 2012, the Group sold two equity method investments and certain of its equity interests in two cost method investments and recognized a total gain of $4,766. No such transaction occurred in 2010 and 2011.

Long-term Investments (Narrative of cost method investment) (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Internet service company, Investee E [Member]	Dec. 31, 2012 Internet service company, Investee E [Member]	Dec. 31, 2011 Internet service company, Investee E [Member]		Dec. 31, 2012 Internet service company, Investee F [Member]	Dec. 31, 2011 Internet service company, Investee F [Member]		Dec. 31, 2012 Internet service company, Investee G [Member]	Dec. 31, 2011 Internet service company, Investee G [Member]		Dec. 31, 2012 Internet service company, Investee H [Member]	Dec. 31, 2011 Internet service company, Investee H [Member]		Aug. 31, 2011 Internet service company, Investee H [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage					8.04%	18.00%		3.33%			10.00%			1.70%
Aggregate purchase price					$ 3,191,000 [1]	$ 5,500,000	[1]	$ 1,500,000 [2]	$ 0	[2]	$ 1,575,000 [2]	$ 0	[2]	$ 1,379,000 [3]	$ 929,000	[3]
Cash dividend received	313,000	0	0	313,000
Aggregate price of shares sold					4,020,000
Gain (Loss) on disposal of long-term investments	4,766,000	0			2,024,000
Aggregate amount of capital commitment																	3,000,000
Other than temporary impairment loss	$ 761,000	$ 666,000	$ 0		$ 0			$ 0			$ 0			$ 0

[1]	In October 2011, the Group entered into a share purchase agreement with Investee E to purchase its 18% ordinary shares for an aggregate purchase price of $5,500. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. In May 2012, the Group received cash dividend of $313 which was attributable to the period before the investment and was treated as a reduction of the investment cost. During 2012, the Group sold part of its equity share for an aggregate price of $4,020 and recognized a gain of $2,024. As of December 31, 2012, the Group held 8.04% equity interest in investee E. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.
[2]	In August 2012, the Group invested in Investee F and Investee G to purchase their 3.33% and 10% preferred shares for purchase price of $1,500 and $1,575, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2012.
[3]	In August 2011, the Group entered into an agreement to purchase 1.7% share limited partnership interest in the Investee H and admission as a Limited Partner for an aggregate amount of capital commitment of $3,000. The payments shall be executed in persuade of the capital call made by the General Partner. As of December 2012, the Group has paid $1,379. Investee H is an entrepreneurial incubator which focuses on IT start-ups. The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011 and 2012.

Long-term Investments (Narrative of equity method investment) (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Internet security company, Investee I [Member]	Nov. 30, 2011 Internet security company, Investee I [Member]	Dec. 31, 2012 Internet security company, Investee I [Member]	Dec. 31, 2011 Internet security company, Investee I [Member]	Dec. 31, 2012 Web game company, Investee J [Member]	Dec. 31, 2011 Web game company, Investee J [Member]	Dec. 31, 2012 Internet security company, Investee K [Member]	Dec. 31, 2012 Internet security company, Investee K [Member]	Apr. 30, 2012 Internet security company, Investee K [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					30.00%				25.00%			20.00%
Continuous technical support for technology licenses, Duration (in years)					10 years
Fair Value of technology licenses					$ 3,000,000
Initial cost of equity investment									1,572,000			2,006,000
Equity Method Investment, Additional investment				2,140,000
Income (Loss) from Equity Method Investments	(4,845,000)	(437,000)	(57,000)			(2,337,000)	(142,000)	(247,000)	(25,000)	(115,000)
Other than temporary impairment loss	$ 1,541,000	$ 236,000	$ 0			$ 0		$ 0			$ 0

Long-term Investments (Narrtive of other cost and equity method investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Cost and Equity Method Investments [Line Items]
Cost method of accounting criteria, maximum ownership percentage	20.00%
Equity method of accounting criteria, minimum ownership percentage	20.00%
Equity method of accounting criteria, maximum ownership percentage	50.00%
Number of equtity method investments fully disposed	2
Number of cost method investments partially disposed	2
Gain (Loss) on disposal of long-term investments	$ 4,766	$ 0
Minimum [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Equity interest, ownership percentage	5.00%	1.50%
Maximum [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Equity interest, ownership percentage	40.00%	40.00%
Maximum [Member] | Mobile internet business, game development and security business [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Initial cost of equity investment	$ 1,000

Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 144,745,000		$ 24,619,000
Less: Accumulated depreciation and amortization	18,710,000		7,954,000
Property and equipment, net	126,035,000		16,665,000
Depreciation expense	14,768,000		3,393,000		781,000
Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Area of office building and land use rights	69,205
Cash consideration of office building and land use rights	222,000,000
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81,023,000		22,105,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	45,050,000	[1]	671,000	[1]
Building [Member] | Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Capitalized cost	43,927,000
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,212,000	[1]	0	[1]
Office building related facility and machines [Member] | Purchase of office building and associated land use rights in Chaoyang District [Member]
Property, Plant and Equipment [Line Items]
Capitalized cost	13,212,000
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,422,000		507,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,038,000		$ 1,336,000

[1]	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. As of December 31, 2012, the Group completed the acquisition of one parcel of the building and capitalized the related building cost of $43,927 and the cost for the facilities of the building of $13,212. As of December 31, 2012, the other parcel of the building is still under construction. Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $781, $3,393 and $14,768, respectively.

Land Use Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights, Net [Abstract]
Land use rights	$ 73,785	$ 0
Less: accumulated depreciation and amortization	140	0
Land use rights, net	73,645	0
Land use rights, Remaining Useful Life	44 years
Land use rights, Amortization Expenses	140
Land use rights, Future Amortization Expense per year in next five years	$ 1,677

Acquired Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Intangible Assets [Line Items]
Total acquired intangible assets	$ 17,447,000	$ 9,923,000
Less: Accumulated amortization	(3,417,000)	(1,704,000)
Less: Impairment loss	(1,720,000)	(365,000)
Acquired intangible assets, net	12,310,000	7,854,000
Amortization expenses for Intangible Assets	1,689,000	834,000	563,000
Expected Amortization Expense for Intangible Assets:
2013	3,333,000
2014	2,927,000
2015	2,275,000
2016	816,000
2017	1,787,000
Impairment loss on indefinite-lived intangible assets	197,000	0	0
Impairment loss on definite lived intangible assets	1,151,000	87,000	0
Domain names [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	360,000	757,000
Definite-lived, intangible assets	2,426,000	836,000
Less: Accumulated amortization	(423,000)	(64,000)
Less: Impairment loss	(692,000)	(278,000)
Source code [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	1,754,000	1,752,000
Less: Accumulated amortization	(821,000)	(572,000)
Less: Impairment loss	(158,000)	(87,000)
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	1,288,000	1,274,000
Definite-lived, intangible assets	77,000	0
Less: Accumulated amortization	(2,000)	0
Less: Impairment loss	(197,000)	0
Technology [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	6,999,000	4,579,000
Less: Accumulated amortization	(1,872,000)	(1,009,000)
Less: Impairment loss	(673,000)	0
License of service provider [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	0	604,000
Definite-lived, intangible assets	610,000	0
Expected Amortization Expense for Intangible Assets:
Estimated life of intangible assets (in years)	8 years
Non-compete agreement [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	3,933,000	121,000
Less: Accumulated amortization	$ (299,000)	$ (59,000)

Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Abstract]
Beginning balance	$ 4,580,000	$ 3,918,000
Goodwill acquired in acquisitions of business	0	458,000
Exchange rate differences	48,000	204,000
Ending balance	4,628,000	4,580,000	3,918,000
Goodwill, Impairment Loss	$ 0	$ 0	$ 0

Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued expenses and other current liabilities [Abstract]
Payroll related payable	$ 13,446		$ 5,481
Amount due to employees	29	[1]	4,605	[1]
Accrued marketing promotion expenses	6,102		1,658
Accrued bandwidth	9,052		1,378
Accrued professional service fee	3,145		1,346
Payable for purchasing land use rights and plant, property and equipment and intangible assets	125,760		915
Accrued agent rebates and profit sharing cost	1,723		844
Accrued license and technical service fee	369		750
Consideration payable for investments and acquisitions	414		498
Other tax payable	2,616		233
Deposits from E-commerce customers	1,376		1,083
Other current liabilities	4,514		1,011
Total	$ 168,546		$ 19,802

[1]	Amount represents cash received by the Group from the trading institution for selling ordinary shares on behalf of the employees, which will be paid to the employee subsequently.

Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	$ 21,049		$ 12,089
Deferred revenue-noncurrent	6,762		5,113
Deferred revenue from customers [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	14,915	[1]	8,356	[1]
Deferred revenue for system development services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	1,102	[2]	3,006	[2]
Deferred revenue-noncurrent	408	[2]	0	[2]
Deferred subsidy income [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	4,093	[3]	517	[3]
Deferred revenue-noncurrent	3,059	[3]	1,589	[3]
Deferred license fee [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	210	[4]	210	[4]
Deferred revenue-noncurrent	1,654	[4]	1,853	[4]
Deferred reimbursement of ADS depositary service [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	729	[5]	0	[5]
Deferred revenue-noncurrent	$ 1,641	[5]	$ 1,671	[5]

[1]	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.
[2]	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.
[3]	The Group received prepayments from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.
[4]	Deferred license fee was related to the nonmonetary transaction as described in Note 8.
[5]	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.

Income Taxes (Corporate Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
Retained earnings free of restriction	$ 142,121
Hong Kong [Member] | Qifei International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
Hong Kong [Member] | 360 International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
Hong Kong [Member] | Qiji International [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%
PRC [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
Preferential Tax Rate	15.00%
Withholding Tax Rate for dividends paid by PRC subsidiaries	10.00%
PRC [Member] | Qizhi Software [Member]
Corporate Income Tax Rate [Line Items]
Preferential Tax Rate	15.00%	15.00%
Income Tax Holiday, exemption period in HNTE status	3 years
Income Tax Holiday, half rate period in HNTE status	3 years
Income Tax Rate after reduction			7.50%
PRC [Member] | Beijing Qihu [Member]
Corporate Income Tax Rate [Line Items]
Preferential Tax Rate	15.00%	15.00%	15.00%
PRC [Member] | Shanghai Qitai [Member]
Corporate Income Tax Rate [Line Items]
Income Taxes Rate under deemed profit method	2.50%
PRC [Member] | 3G [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | QBTX [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | QH360 [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Yuan Tu [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | CDQY [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Beijing Star World [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate			25.00%
Preferential Tax Rate	15.00%	15.00%
PRC [Member] | Shanghai JN [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%
PRC [Member] | YZT [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%
PRC [Member] | Tianjin Qisi [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | Ceteng [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | QFXY [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
PRC [Member] | QCYS [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | SYQJ [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | QFT [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | SHJL [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | 360 Youjiu [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | BJCX [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | Shanghai QH [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | WBKS [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | BJJY [Member]
Corporate Income Tax Rate [Line Items]
Income Tax Holiday, exemption period in HNTE status	2 years
Income Tax Holiday, half rate period in HNTE status	3 years
Income Tax Rate after reduction	12.50%
Income Taxes Reduction Percentage	50.00%

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense:
Current income tax expense	$ 12,062	$ 10,724	$ 403
Deferred income tax expense (benefit)	(683)	150	60
Total income tax expense	$ 11,379	$ 10,874	$ 463

Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Accrued payroll	$ 1,950	$ 797
Provision of allowance for doubtful accounts	125	15
Deferred revenue-current	196	0
Other assets	0	52
Less: Valuation allowance	(140)	(6)
Current deferred tax assets, net	2,131	858
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	440	457
Acquired intangible assets	175	57
Advertising and promotion expenses	0	23
Subsidy income	130	0
Net operating loss carry forwards	975	1,137
Less: Valuation allowance	(975)	(1,160)
Noncurrent deferred tax assets, net	745	514
Noncurrent deferred tax liabilities:
Acquired intangible assets	425	507
Subsidy income	365	0
Noncurrent deferred tax liabilities	790	507
Total net operating loss carry forwards	$ 5,546

Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between income tax expense computed by applying PRC tax rate and actual:
Income before income tax expense	$ 62,695	$ 25,855	$ 9,011
PRC statutory income tax rate (in percentage)	25.00%	25.00%	25.00%
Income tax expense at statutory income tax rate	15,674	6,464	2,253
Permanent differences	870	116	75
Effect of different income tax calculation method required by tax bureau	67	(84)	(2,416)
Effect of different income tax rates in other jurisdictions	12,192	10,585	1,093
Effect of income tax holiday and preferential tax rates	(17,844)	(7,036)	(717)
Changes in valuation allowance	420	829	175
Total income tax expense	$ 11,379	$ 10,874	$ 463
Positive impact of tax holidays on basic net income per ordinary share	$ 0.1	$ 0.05	$ 0.01

Ordinary shares (Details) (USD $)	1 Months Ended							12 Months Ended			1 Months Ended							1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2010	Jan. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010 Young Vision [Member]	Jan. 31, 2006 Young Vision [Member]	Jan. 31, 2010 Global Village [Member]	Jan. 31, 2006 Global Village [Member]	Apr. 30, 2011 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Apr. 30, 2011 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Schedule of Ordinary shares [Line Items]
Ordinary shares, Shares Authorized	500,000,000			500,000,000				500,000,000	500,000,000	156,631,180						378,000,000	378,000,000		122,000,000	122,000,000
Ordinary shares, Par Value	$ 0.001			$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001			$ 0.001
Ordinary shares, Shares Issued, before Subdivision							100					55		45
Ordinary shares, Par Value, before Subdivision							$ 1
Stockholders' Equity Note, Stock Split, Conversion Ratio							1,000
Ordinary shares, Shares Issued	2,403,180	2,160,951	563,715	907,086	2,152,693		65,239,960								26,063,544
Ordinary shares, Shares Outstanding												35,936,978		29,402,982		123,472,524	109,392,815		60,684,573	69,636,436
Ordinary shares designated as equity pool												18,086,101
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)											3,517,544		2,125,176
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)						578,060		1,615,452	31,172	0
Ordinary shares, Shares Issued, Offered through IPO															20,891,130
Ordinary shares, Shares Issued in connection with concurrent private placement															5,172,414
Conversion of Stock, Shares Issued															27,024,089			51,289,927

Convertible Participating Redeemable Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		5 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2010 Series A Preferred Stock [Member]	May 31, 2006 Series A Preferred Stock [Member]	May 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Nov. 30, 2006 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Jan. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2012 Series A and B Preferred Stock [Member]	Apr. 30, 2011 Common Class A [Member]	Apr. 30, 2011 Common Class B [Member]	Dec. 31, 2012 Ordinary shares [Member]
Temporary Equity [Line Items]
Convertible participating redeemable preferred shares, Shares Issue				31,003,440				37,878,789				7,831,467
Convertible participating redeemable preferred shares, Subscription Price				$ 0.4999				$ 0.66				$ 2.5538
Proceeds from Issuance of Convertible Preferred Stock				$ 15,500				$ 25,000				$ 20,000
Warrants Granted			1,600,320
Warrants Exercisable, Subscription Amount			800
Shares transferred between shareholders, Value per share		$ 2.5538
Shares transferred between shareholders, Shares		1,691,610
Shares transferred to shareholders of more than one class of shares		156,631
Conversion of Stock, Shares Issued																	27,024,089	51,289,927
Convertible participating redeemable preferred shares, Redemption Terms													At any time commencing on the fifth anniversary of the series C subscription date, if holders of at least 66 2/3% of the series C shares approve redemption, any holder of series C shares shall be entitled to require the Company, by serving a Redemption Notice on the Company, to redeem, out of legally available funds, for all, but not less than all, of the series C shares held by such holder, provided, that the Group Companies remain solvent and have sufficient cash for working capital required for at least one year by reference to the annual budget approved by the Board of Directors.			At any time commencing on the earlier of (a) such time as the Company's CEO is enjoined or prevented from serving as the CEO of the Company and (b) the sixth anniversary of the Series B Subscription Date, (i) if holders of at least 66 2/3% of the Series B shares approve redemption, any holder of Series B share shall be entitled to require the Company and (ii) if holders of at least 75% of the Series A shares approve redemption, any holder of Series A shares shall be entitled to require the Company, in each case by a six-month prior notice in writing to the Company to redeem, out of legally available funds, for all, but not less than all, of the Series B shares or Series A shares held by such holder, as applicable; provided the Group remain solvent and have sufficient cash for working capital required for at least one year, by reference to the annual budget approved by the Board. This redemption right set forth herein shall terminate upon closing of a qualified initial public offering ("Qualified IPO").
Convertible participating redeemable preferred shares, Definition of Qualified IPO	Qualified IPO means firm commitment underwritten public offering either with total offering proceeds to the Company of at least $80,000 before deduction of the underwriting commissions and expenses or with the approval of holders of 66 2/3% or more of the then issued and outstanding preferred shares of the Company.
Convertible participating redeemable preferred shares, Percentage of unpaid dividends for Redemption Payment					5.00%				5.00%				5.00%
Accretion of convertible participating redeemable preferred shares					$ 0	$ 203	$ 815		$ 0	$ 313	$ 1,250		$ 0	$ 255	$ 978
Convertible participating redeemable preferred shares, Automatic Conversion Terms					Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series A shares, each outstanding share of Series A shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.				Immediately upon closing of a Qualified IPO, each outstanding share of Series B shares shall be automatically converted, into the number of fully paid and ordinary shares in accordance with the then effective applicable conversion price.				Immediately upon closing of a Qualified IPO or approval of the holder of at least 75% of the Series C preferred shares, each outstanding share of Series C shares shall be automatically converted, into the number of fully paid ordinary shares in accordance with the then effective applicable conversion price.
Maximum number of directors in Board of Directors	6																		3
Number of directors represent preferred shareholders in Board of Directors					2				1
Number of non-voting observers preferred shareholders entitled in Board of Directors					3				2				1

Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	$ 46,746		$ 15,603		$ 8,508
Weighted average shares outstanding used in computing basic net income per share	176,442,866		149,068,287		71,350,571
Weighted average shares outstanding used in computing diluted net income per share	183,623,235		172,992,515		71,350,571
Net income per Share, Basic	$ 0.26		$ 0.1		$ 0.05
Net income per Share, Diluted	$ 0.25		$ 0.09		$ 0.05
Incremental Ordinary Shares Attributable to Conversion of Preferred Shares			19,578,504
Incremental Ordinary Shares Attributable to Exercise of Share Options			4,345,724
Ordinary shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	44,697		13,708		2,741
Weighted average shares outstanding used in computing basic net income per share	168,709,221		137,775,752		55,568,041
Weighted average shares outstanding used in computing diluted net income per share	183,623,235	[1]	172,992,515	[1]	71,350,571	[1]
Net income per Share, Basic	$ 0.26		$ 0.1		$ 0.05
Net income per Share, Diluted	$ 0.25		$ 0.09		$ 0.05
Series A Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		203		1,855
Accretion of convertible participating redeemable preferred shares	0		203		815
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	1,040	[2]
Weighted average shares outstanding used in computing basic net income per share	0		8,356,247		32,603,760
Net income per Share, Basic			$ 0.02		$ 0.06
Series B Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		313		2,156
Accretion of convertible participating redeemable preferred shares	0		313		1,250
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	906	[2]
Weighted average shares outstanding used in computing basic net income per share	0		9,755,085		37,878,789
Net income per Share, Basic			$ 0.03		$ 0.06
Series C Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	0		255		978
Accretion of convertible participating redeemable preferred shares	0		255		978
Undistributed Earnings Allocated to Participating Securities	0	[2]	0	[2]	0	[2]
Weighted average shares outstanding used in computing basic net income per share	0		2,057,209		7,659,818
Net income per Share, Basic			$ 0.12		$ 0.13
Participating Unvested Shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd.	2,049	[2]	1,124	[2]	778	[2]
Undistributed Earnings Allocated to Participating Securities	$ 2,049	[2]	$ 1,124	[2]	$ 778	[2]
Weighted average shares outstanding used in computing basic net income per share	7,733,645		11,292,535		15,782,530
Net income per Share, Basic	$ 0.26		$ 0.1		$ 0.05
Redeemable Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					32,603,760
Redeemable Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					37,878,789
Redeemable Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					7,831,467
Stock Options [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,990,513		2,552,844

[1]	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options using the treasure stock method, respectively, has been included in the dilutive securities.
[2]	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, preferred shares and certain nonvested shares (see Note 17) pro rata on the basis of their right to participate in dividends.

Share-based Compensation (Narrative of Share options) (Details) (USD $)	12 Months Ended			36 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2010 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Jul. 31, 2010 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Jan. 31, 2011 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Feb. 28, 2011 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Mar. 31, 2011 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Jul. 31, 2011 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Jul. 31, 2011 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Oct. 31, 2011 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Jan. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Feb. 29, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Mar. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Apr. 30, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Jul. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Jul. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Oct. 31, 2012 Share Options Grant Fifteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]	Jan. 31, 2010 Option to employees and directors [Member] Share Options Grant One [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant One [Member]	Jul. 31, 2010 Option to employees and directors [Member] Share Options Grant Two [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Two [Member]	Jan. 31, 2011 Option to employees and directors [Member] Share Options Grant Three [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Three [Member]	Feb. 28, 2011 Option to employees and directors [Member] Share Options Grant Four [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Four [Member]	Mar. 31, 2011 Option to employees and directors [Member] Share Options Grant Five [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Five [Member]	Jul. 31, 2011 Option to employees and directors [Member] Share Options Grant Six [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Six [Member]	Jul. 31, 2011 Option to employees and directors [Member] Share Options Grant Seven [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Seven [Member]	Oct. 31, 2011 Option to employees and directors [Member] Share Options Grant Eight [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Eight [Member]	Jan. 31, 2012 Option to employees and directors [Member] Share Options Grant Nine [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Nine [Member]	Feb. 29, 2012 Option to employees and directors [Member] Share Options Grant Ten [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Ten [Member]	Apr. 30, 2012 Option to employees and directors [Member] Share Options Grant Twelve [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Twelve [Member]	Jul. 31, 2012 Option to employees and directors [Member] Share Options Grant Thirteen [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Thirteen [Member]	Oct. 31, 2012 Option to employees and directors [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Fifteen [Member]	Jul. 31, 2010 Option to nonemployees [Member] Share Options Grant Two [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Two [Member]	Jan. 31, 2011 Option to nonemployees [Member] Share Options Grant Three [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Three [Member]	Mar. 31, 2011 Option to nonemployees [Member] Share Options Grant Five [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Five [Member]	Mar. 31, 2012 Option to nonemployees [Member] Share Options Grant Eleven [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Eleven [Member]	Jul. 31, 2012 Option to nonemployees [Member] Share Options Grant Thirteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Thirteen [Member]	Jul. 31, 2012 Option to nonemployees [Member] Share Options Grant Fourteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Fourteen [Member]	Oct. 31, 2012 Option to nonemployees [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 2006 Employee Share Option Plan [Member]	Jan. 31, 2006 2006 Employee Share Option Plan [Member] Stock Options [Member]	Jan. 31, 2006 2011 Employee Share Option Plan [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Validity Period (in years)																																																																												10 years	10 years
Grant date						Jan 1, 2010		Jul 1, 2010		Jan 1, 2011		Feb 14, 2011		Mar 3, 2011		Jul 1, 2011		Jul 1, 2011		Oct 1, 2011		Jan 20, 2012		Feb 10, 2012		Mar 1, 2012		Apr 15, 2012		Jul 15, 2012		Jul 15, 2012		Oct 15, 2012		Jan 1, 2010		Jul 1, 2010		Jan 1, 2011		Feb 14, 2011		Mar 3, 2011		Jul 1, 2011		Jul 1, 2011		Oct 1, 2011		Jan 20, 2012		Feb 10, 2012		Apr 15, 2012		Jul 15, 2012		Oct 15, 2012		Jul 1, 2010		Jan 1, 2011		Mar 3, 2011		Mar 1, 2012		Jul 15, 2012		Jul 15, 2012		Oct 15, 2012
Options granted	4,213,000	8,294,900	5,149,000	17,656,900	110,000		5,039,000		3,786,200		700,000		704,500		2,689,200		40,000		375,000		1,834,500		935,000		33,000		171,500		427,500		40,000		771,500		110,000		939,000		3,726,200		700,000		684,500		2,689,200		40,000		375,000		1,834,500		935,000		171,500		417,500		761,500		4,100,000		60,000		20,000		33,000		10,000		40,000		10,000
Exercise price per option					$ 2.2		$ 2.8		$ 5.2		$ 5.2		$ 6		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.09		$ 14.52		$ 10.95		$ 10.67		$ 14.67		$ 2.2		$ 2.8		$ 5.2		$ 5.2		$ 6		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.52		$ 10.95		$ 14.67		$ 2.8		$ 5.2		$ 6		$ 14.09		$ 10.95		$ 10.67		$ 14.67
Period of advisory services related to share options granted to non-employees																																																													four years		three or four years		three or four years		four years		four years		four years		four years
Percentage of options granted will be vested on each anniversary from grant date																																																																											25.00%

Share-based Compensation (Fair Value of Share Options, Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.83%	2.74%
Risk-free interest rate, maximum	3.35%	3.88%
Expected life (years)	6 years 4 months 6 days
Volatility, minimum	46.98%	43.10%
Volatility, maximum	74.00%	57.70%
Dividend yield	0.00%	0.00%
Fair value of underlying ordinary shares at grant date, minimum	$ 11.17	$ 5.01
Fair value of underlying ordinary shares at grant date, maximum	$ 14.73	$ 14.09
Fair value of the share options at grant date, minimum	$ 5.5	$ 2.64
Fair value of the share options at grant date, maximum	$ 8.31	$ 8.15
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 4 months 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		5 years 4 months 24 days

Share-based Compensation (Summary of information regarding Share Options at Grant date) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2010 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Jul. 31, 2010 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Jan. 31, 2011 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Feb. 28, 2011 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Mar. 31, 2011 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Jul. 31, 2011 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Jul. 31, 2011 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Oct. 31, 2011 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Jan. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Feb. 29, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Mar. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Apr. 30, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Jul. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Jul. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Oct. 31, 2012 Share Options Grant Fifteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date						Jan 1, 2010		Jul 1, 2010		Jan 1, 2011		Feb 14, 2011		Mar 3, 2011		Jul 1, 2011		Jul 1, 2011		Oct 1, 2011		Jan 20, 2012		Feb 10, 2012		Mar 1, 2012		Apr 15, 2012		Jul 15, 2012		Jul 15, 2012		Oct 15, 2012
Options granted	4,213,000	8,294,900	5,149,000	17,656,900	110,000		5,039,000		3,786,200		700,000		704,500		2,689,200		40,000		375,000		1,834,500		935,000		33,000		171,500		427,500		40,000		771,500
Fair value per ordinary share at grant date					$ 1.8		$ 2.58		$ 5.01		$ 6.6		$ 7.21		$ 14.09		$ 14.09		$ 10.89		$ 11.67		$ 11.17		$ 14		$ 14.52		$ 10.95		$ 10.95		$ 14.73
Exercise price per option					$ 2.2		$ 2.8		$ 5.2		$ 5.2		$ 6		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.09		$ 14.52		$ 10.95		$ 10.67		$ 14.67
Intrinsic value at grant date					$ 0		$ 0		$ 0		$ 981		$ 849		$ 3,102		$ 177		$ 0		$ 1,835		$ 0		$ 0		$ 0		$ 0		$ 11		$ 51

Share-based Compensation (Schedule of Share Options Roll Forward) (Details) (USD $)	1 Months Ended	12 Months Ended			36 Months Ended
	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Schedule of Share Options Roll Forward
Outstanding at beginning of period		13,686,579	5,913,950	896,050	896,050
Granted		4,213,000	8,294,900	5,149,000	17,656,900
Exercised	(578,060)	(1,615,452)	(31,172)	0
Expired		0	(3,499)
Forfeited		(1,136,113)	(487,600)	(131,100)
Outstanding at end of period		15,148,014	13,686,579	5,913,950	15,148,014
Vested and exercisable		4,808,547			4,808,547
Vested and expect to vest		16,798,137			16,798,137
Weighted Average Exercise Price per option Roll Forward
Weighted average exercise price per option at beginning of period		$ 5.8	$ 2.6	$ 1.5	$ 1.5
Granted, Weighted average exercise price per option		$ 11.8	$ 8.1	$ 2.8
Weighted average exercise price per option at end of period		$ 7.2	$ 5.8	$ 2.6	$ 7.2
Vested and exercisable, Weighted average exercise price per option		$ 4.3			$ 4.3
Vested and expect to vest, Weighted average exercise price per option		$ 6.9			$ 6.9

Share-based Compensation (Summary of Share Options Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Share Options Grant before 2010 [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]	Apr. 30, 2011 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date					Jun 30, 2009	Jan 1, 2010	Jul 1, 2010	Jan 1, 2011	Feb 14, 2011	Mar 3, 2011	Jul 1, 2011	Jul 1, 2011	Oct 1, 2011	Jan 20, 2012	Feb 10, 2012	Mar 1, 2012	Apr 15, 2012	Jul 15, 2012	Jul 15, 2012	Oct 15, 2012
Number outstanding	15,148,014	13,686,579	5,913,950	896,050	552,206	53,353	4,215,907	3,171,603	628,000	456,460	2,103,578	40,000	242,907	1,407,500	910,000	33,000	148,000	389,000	40,000	756,500
Weighted average remaining contractual term, Options outstanding (in years)					6 years 6 months	7 years	7 years 6 months	8 years	8 years 1 month 6 days	8 years 2 months 12 days	8 years 6 months	8 years 6 months	8 years 8 months 12 days	9 years	9 years 1 month 6 days	9 years 2 months 12 days	9 years 3 months 18 days	9 years 6 months	9 years 6 months	9 years 9 months 18 days
Exercise price per option, Options outstanding	$ 7.2	$ 5.8	$ 2.6	$ 1.5	$ 1.5	$ 2.2	$ 2.8	$ 5.2	$ 5.2	$ 6	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67
Aggregate intrinsic value, Options outstanding	$ 190,594				$ 10,102	$ 939	$ 71,642	$ 46,284	$ 9,165	$ 6,296	$ 14,417	$ 405	$ 2,162	$ 12,846	$ 7,686	$ 188	$ 780	$ 3,439	$ 365	$ 3,878
Number exercisable	4,808,547				371,195	40,853	2,411,407	1,439,784	103,000	60,835	338,566	8,000	34,907	0	0	0	0	0	0	0
Exercise price per option, Options exercisable					$ 1.5	$ 2.2	$ 2.8	$ 5.2	$ 5.2	$ 6	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67
Aggregate intrinsic value, Options exercisable	74,552				6,790	719	40,978	21,011	1,503	839	2,320	81	311	0	0	0	0	0	0	0
Share Options, Vested in Period																					229,988
Allocated Share-based Compensation Expense																					21,229	26,997	34,504	0
Unrecognized share-based compensation expense relating to share options																						$ 47,378
Period for Recognition of Unrecognized share-based compensation expense (in years)																						2 years 4 days

Share-based Compensation (Narrative of Nonvested Shares) (Details) (CNY)	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	23 Months Ended	1 Months Ended
	Jan. 31, 2010 Young Vision [Member]	Jan. 31, 2006 Young Vision [Member]	Dec. 31, 2012 Nonvested shares [Member]	Dec. 31, 2011 Nonvested shares [Member]	Dec. 31, 2010 Nonvested shares [Member]	Jan. 31, 2010 Nonvested shares [Member] 2006 Share Plan [Member]	Dec. 31, 2012 Nonvested shares [Member] 2006 Share Plan [Member]	Jan. 01, 2008 Nonvested shares [Member] 2006 Share Plan [Member]	Feb. 28, 2011 Nonvested shares [Member] 2006 Share Plan [Member] Sino Honor Limited [Member]	Feb. 28, 2011 Nonvested shares [Member] 2006 Share Plan [Member] Strengthen Goal Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares designated as equity pool		18,086,101
Nonvested shares granted			4,845,877	3,255,976	1,670,000			9,951,000
Nonvested shares, Shares, Issued During Period	3,517,544					3,517,544
Ordinary Shares In Equity Pool, Transferred between shareholders									11,826,000	5,550,654
Nonvested shares granted, Vesting Rights							The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.
Nonvested shares granted, Repurchase Arrangement							(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.
Aggregate repurchase price of nonvested shares under Repurchase Arrangement							1

Share-based Compensation (Schedule of Nonvested Shares Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nonvested shares [Member]
Schedule of Nonvested Shares Roll Forward
Outstanding at beginning of period	8,184,251		11,133,594		11,058,219
Granted	4,845,877		3,255,976		1,670,000
Vested	(3,136,471)		(5,824,709)		(1,379,985)
Forfeited	(1,121,419)		(380,610)		(214,640)
Outstanding at end of period	8,772,238		8,184,251		11,133,594
Vested and to be transferred to grantees	15,378,240
Vested and expect to vest	24,150,478
Weighted average fair value per nonvested share at grant date	$ 12.03	[1]	$ 7.76	[1]	$ 1.8	[1]
Allocated Share-based Compensation Expense	$ 23,608		$ 13,485		$ 4,006
Unrecognized share-based compensation expense relating to nonvested share	$ 38,798
Period for Recognition of Unrecognized share-based compensation expense (in years)	2 years 9 months
Nonvested shares granted to hire certain key technical persons [Member]
Schedule of Nonvested Shares Roll Forward
Granted					20,000

[1]	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Related party balances and transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended	12 Months Ended															1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Related party M [Member]		Dec. 31, 2011 Related party M [Member]		Dec. 31, 2010 Related party M [Member]		Dec. 31, 2012 Related party N [Member]		Dec. 31, 2011 Related party N [Member]		Dec. 31, 2010 Related party N [Member]	Dec. 31, 2012 Related party P [Member]		Dec. 31, 2011 Related party P [Member]		Jul. 31, 2010 Individual consultant [Member]
Related Party Transaction [Line Items]
Related parties, Relationship with Group					Noncontrolling interest shareholder of one of the Groups subsidiaries						The Groups cost method investee					Noncontrolling interest shareholder of one of the Groups subsidiaries
Amount due to related parties					$ 0	[1]	$ 969	[1]			$ 0	[2]	$ 56	[2]		$ 148	[3]	$ 0	[3]
Options granted	4,213,000	8,294,900	5,149,000	17,656,900																300,000
Aggregate fair value of share options at grant date																				420
Marketing promotion received											0		56		0
Disposal equity interest of Shanghai yiyi to					$ 4,207	[4]	$ 0	[4]	$ 0	[4]
Percentage of disposed equity interest					53.50%

[1]	It represents interest-free loan borrowed by Shanghai Yiyi from related party M for daily operating.
[2]	It represents the unpaid promotion expense.
[3]	It represents the pre-operating expenses paid by related party P on behalf of 360 Youjiu, which had settled in February 2013.
[4]	On January 10, 2012, the Group entered into a termination agreement with related party M. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to related party M.

Commitments and Contingencies (Capital Commitments) (Details) (Capital Addition Purchase Commitments [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments contracted but not yet reflected in consolidated financial statements	$ 100
Commitments fulfilled in 2013	16
Commitments fulfilled in 2014	$ 84

Commitments and Contingencies (Operating Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 2,694
2014	808
2015	565
2016	76
2017	0
Total	4,143
Rental Expenses under Operating Leases	$ 5,967	$ 4,261	$ 1,390

Commitments and Contingencies (Gain Contingencies) (Details)	1 Months Ended
	Mar. 31, 2012 Defamation claim [Member] Tencent [Member] USD ($)	Mar. 31, 2012 Defamation claim [Member] Tencent [Member] CNY	Nov. 30, 2010 Defamation claim [Member] Tencent [Member] CNY	Feb. 28, 2013 Defamation claim [Member] Shanghai Jingwen [Member] CNY	Nov. 30, 2011 Abuse of dominant market position claim [Member] Tencent [Member] USD ($)	Nov. 30, 2011 Abuse of dominant market position claim [Member] Tencent [Member] CNY
Gain Contingencies [Line Items]
Gain Contingency, Damages Sought, Value	$ 200,000	1,000,000	1	50,000,000	$ 23,800,000	150,000,000

Commitments and Contingencies (Loss Contingencies) (Details)	1 Months Ended
	Sep. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] USD ($)	Sep. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] CNY	Jun. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] USD ($)	Jun. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] CNY	Oct. 31, 2010 Unfair competitive practices claim [Member] Tencent [Member] CNY	Oct. 31, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY	Apr. 30, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 19,800,000	125,000,000	4,000,000	100,000,000	10,000,000
Loss Contingency, Damages Awarded, Value	$ 63,553	400,000

Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	$ 153,805	$ 256,555
Trading securities	179	231
Total	153,984	256,786
Quoted prices in active markets for identical instruments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	153,805	256,555
Trading securities	179	231
Total	153,984	256,786
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Trading securities	0	0
Total	0	0
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Trading securities	0	0
Total	$ 0	$ 0

Segments and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 329,032	$ 167,851	$ 57,665
Online advertising [Member]
Segment Reporting Information [Line Items]
Revenues	221,488	123,048	38,826
Internet value-added services [Member]
Segment Reporting Information [Line Items]
Revenues	103,316	43,567	14,774
Other services [Member]
Segment Reporting Information [Line Items]
Revenues	4,078	346	190
Sale of third party anti-virus software [Member]
Segment Reporting Information [Line Items]
Revenues	$ 150	$ 890	$ 3,875

Mainland China Contribution Plan and Profit Appropriation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contribution Plan and Profit Appropriation [Abstract]
Provisions for full time employees benefits related to mandated contribution plan	$ 18,125	$ 7,017	$ 2,904
Minimum percentage of annual appropriations to general reserve fund, required by local government	10.00%
Appropriation amount to statutory reserve funds	$ 10,408	$ 5,503	$ 80

Restricted Net Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets [Line Items]
Minimum percentage of annual appropriations to general reserve fund, required by local government	10.00%
Restricted net assets	$ 156,702	$ 105,051
Paid in capital and statutory reserves [Member] | VIEs and VIEs' subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	68,067	50,236
Paid in capital and statutory reserves [Member] | PRC subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 88,695	$ 54,815

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 380,664	$ 343,731	$ 60,505	$ 28,144
Restricted cash	1,905	0
Trading securities	179	231
Prepaid expenses and other current assets	26,802	12,808
Deferred tax assets - current	2,131	858
Total current assets	435,272	374,369
Acquired intangible assets, net	12,310	7,854
Deferred tax assets - noncurrent	745	514
Total assets	689,529	423,958
Current liabilities:
Accrued expenses and other current liabilities	168,546	19,802
Deferred revenue-current	21,049	12,089
Amount due to subsidiaries and VIEs	148	1,025
Total current liabilities	203,714	46,560
Deferred revenue-noncurrent	6,762	5,113
Total liabilities	211,266	52,466
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	16,075	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	32,061	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
TOTAL EQUITY	478,263	371,492	2,722	(8,581)
TOTAL LIABILITIES AND EQUITY	689,529	423,958
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	61	70
Parent Company [Member]
Current assets:
Cash and cash equivalents	220,236	241,842	25,947	9,553
Restricted cash	300	0
Trading securities	179	231
Prepaid expenses and other current assets	8,416	1,092
Amounts due from subsidiaries and VIEs	29,805	7,988
Deferred tax assets - current	195	0
Total current assets	259,131	251,153
Acquired intangible assets, net	3,923	1,505
Investments in subsidiaries and VIEs	219,380	120,617
Cost method investment	1,379	929
Deferred tax assets - noncurrent	440	457
Total assets	484,253	374,661
Current liabilities:
Accrued expenses and other current liabilities	2,470	821
Deferred revenue-current	730	0
Amount due to subsidiaries and VIEs	1,316	1,316
Total current liabilities	4,516	2,137
Deferred revenue-noncurrent	1,641	1,671
Total liabilities	6,157	3,808
Qihoo 360 Technology Co. Ltd. shareholders' equity
Additional paid-in capital	420,662	363,021
Statutory reserves	5,667	5,667
Accumulated other comprehensive income	9,114	6,263
(Accumulated deficit) retained earnings	42,469	(4,277)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	478,096	370,853
TOTAL EQUITY	478,096	370,853
TOTAL LIABILITIES AND EQUITY	484,253	374,661
Parent Company [Member] | Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	123	109
Parent Company [Member] | Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
Qihoo 360 Technology Co. Ltd. shareholders' equity
Ordinary shares	$ 61	$ 70

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2006
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, Shares Authorized	500,000,000	500,000,000	156,631,180
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ 32,802	$ 18,918	$ 6,751
Operating expenses:
Selling and marketing	58,178	46,836	12,603
General and administrative	34,295	19,054	5,051
Product development	156,269	64,962	24,505
Total operating expenses	250,090	130,939	42,159
Income from operations	48,710	18,145	9,021
Interest income	6,715	2,541	317
Other income	1,243	(3)	(60)
Exchange (loss) gain	49	6,294	(267)
Impairment loss on long-term investments	(2,302)	(902)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Income tax expense	(11,379)	(10,874)	(463)
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	203	1,855
Accretion of convertible participating redeemable preferred shares	0	203	815
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	313	2,156
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	255	978
Accretion of convertible participating redeemable preferred shares	0	255	978
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	4	16	0
Operating expenses:
Selling and marketing	21,289	31,473	524
General and administrative	10,815	6,788	359
Product development	21,782	12,283	3,394
Total operating expenses	53,886	50,544	4,277
Income from operations	(53,890)	(50,560)	(4,277)
Interest income	4,702	1,662	72
Other income	1,277	0	0
Exchange (loss) gain	412	6,514	(148)
Impairment loss on long-term investments	0	(666)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Loss before income tax expense and earnings from subsidiary and VIEs	(47,551)	(43,270)	(4,353)
Income in earnings of subsidiaries and VIEs	94,639	58,873	12,861
Income before income tax expense	47,088	15,603	8,508
Income tax expense	(342)	0	0
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Parent Company [Member] | Series A Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	0	203	815
Parent Company [Member] | Series B Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Parent Company [Member] | Series C Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares	$ 0	$ 255	$ 978

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 46,471	$ 14,544	$ 8,491
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,849	3,278	1,330
Other comprehensive income	2,849	3,278	1,330
Comprehensive income	49,320	17,822	9,821
Add: Comprehensive loss attributable to noncontrolling interest	277	1,027	12
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	49,597	18,849	9,833
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	46,746	15,603	8,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,851	3,246	1,325
Other comprehensive income	2,851	3,246	1,325
Comprehensive income	49,597	18,849	9,833
Add: Comprehensive loss attributable to noncontrolling interest	0	0	0
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	$ 49,597	$ 18,849	$ 9,833

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2010	Jan. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								$ 371,492	$ 2,722	$ (8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)						578,060		1,615,452	31,172	0
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)	2,403,180	2,160,951	563,715	907,086	2,152,693		65,239,960
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount								0	70,971	0
Disposal of noncontrolling interest in subsidiaries								(544)	(389)
Net income								46,471	14,544	8,491
Foreign currency translation adjustments								2,849	3,278	1,330
Ending Balance, Amount	478,263			371,492				478,263	371,492	2,722
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853
Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(203)	(815)
Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(203)	(815)
Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(313)	(1,250)
Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(313)	(1,250)
Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(255)	(978)
Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(255)	(978)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853	2,215	(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,971
Disposal of noncontrolling interest in subsidiaries								73
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853	2,215
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853	2,215	(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,971
Disposal of noncontrolling interest in subsidiaries								73
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853	2,215
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)								179,029,251	71,560,740	65,339,960
Beginning Balance, Amount								179	72	65
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)								3,512,394	3,059,779	5,642,720
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3	6
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)								1,615,452	31,172	578,060
Issuance of ordinary shares in connection with exercise of share options, Amount								2		1
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									26
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount									78
Ending Balance, Shares (in shares)	184,157,097			179,029,251				184,157,097	179,029,251	71,560,740
Ending Balance, Amount	184			179				184	179	72
Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)								179,029,251	71,560,740	65,339,960
Beginning Balance, Amount								179	72	65
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)								3,512,394	3,059,779	5,642,720
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3	6
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)								1,615,452	31,172	578,060
Issuance of ordinary shares in connection with exercise of share options, Amount								2		1
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									26
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount									78
Ending Balance, Shares (in shares)	184,157,097			179,029,251				184,157,097	179,029,251	71,560,740
Ending Balance, Amount	184			179				184	179	72
Shares to be issued [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)										2,703,236
Beginning Balance, Amount										3,558
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)										(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										(3,183)
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)										(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount										(375)
Shares to be issued [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)										2,703,236
Beginning Balance, Amount										3,558
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)										(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										(3,183)
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)										(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount										(375)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								363,021	12,568	5,011
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										3,177
Issuance of ordinary shares in connection with exercise of share options, Amount								6,963	48	374
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,523
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,893
Disposal of noncontrolling interest in subsidiaries								73
Ending Balance, Amount	420,662			363,021				420,662	363,021	12,568
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								363,021	12,568	5,011
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										3,177
Issuance of ordinary shares in connection with exercise of share options, Amount								6,963	48	374
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,523
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,893
Disposal of noncontrolling interest in subsidiaries								73
Ending Balance, Amount	420,662			363,021				420,662	363,021	12,568
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								6,263	3,017	1,692
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	9,114			6,263				9,114	6,263	3,017
Accumulated other comprehensive income [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								6,263	3,017	1,692
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	9,114			6,263				9,114	6,263	3,017
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								(4,277)	(13,606)	(18,991)
Net income								46,746	15,603	8,508
Ending Balance, Amount	32,061			(4,277)				32,061	(4,277)	(13,606)
(Accumulated deficit) retained earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								1,390	(13,442)	(18,907)
Net income								46,746	15,603	8,508
Ending Balance, Amount	48,136			1,390				48,136	1,390	(13,442)
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									$ (255)	$ (978)

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity Parenthetical) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Offering Costs	$ 2,763
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Offering Costs	$ 2,763

Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 46,471	$ 14,544	$ 8,491
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Depreciation and amortization	16,457	4,227	1,344
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	2,302	902	0
Prepaid expenses and other current assets	(8,404)	(8,684)	(1,144)
Deferred taxes	(1,204)	(315)	60
Accrued expenses and other current liabilities	23,274	11,554	2,858
Deferred revenue	10,354	10,744	2,824
Amount due from/to subsidiaries and VIEs	83	964	0
Net cash provided by operating activities	117,788	82,303	20,125
Cash flows from investing activities:
Restricted cash	(1,902)	0	0
Purchase of intangible assets	(5,073)	(1,457)	(1,203)
Net cash paid for business acquisition	258	(487)	(2,619)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(8,023)	(7,599)	(146)
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,611)	(44)
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,986	233,280	20,253
Net increase in cash and cash equivalents	36,933	283,226	32,361
Cash and cash equivalents at beginning of year	343,731	60,505	28,144
Cash and cash equivalents at end of year	380,664	343,731	60,505
Parent Company [Member]
Cash flows from operating activities:
Net income	46,746	15,603	8,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Gain from investments in subsidiaries and VIEs	(94,639)	(58,873)	(12,861)
Depreciation and amortization	582	243	149
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	0	666	0
Prepaid expenses and other current assets	(2,307)	(352)	(599)
Deferred taxes	(178)	(457)	0
Accrued expenses and other current liabilities	149	92	269
Deferred revenue	700	1,671	0
Amount due from/to subsidiaries and VIEs	(21,816)	(20)	(19)
Net cash provided by operating activities	(20,106)	6,782	(547)
Cash flows from investing activities:
Restricted cash	(300)	0	0
Purchase of intangible assets	(1,500)	0	(1,096)
Net cash paid for business acquisition	0	0	(2,260)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(450)	(929)	0
Investments in subsidiaries	(1,200)	(21,500)	0
Net cash used in investing activities	(3,450)	(22,880)	(3,356)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,339)	0
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,950	231,993	20,297
Net increase in cash and cash equivalents	(21,606)	215,895	16,394
Cash and cash equivalents at beginning of year	241,842	25,947	9,553
Cash and cash equivalents at end of year	$ 220,236	$ 241,842	$ 25,947